UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.21

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 18, 2022

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2021.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	1.01%	3.16%

Class C Shares	0.63%	2.39%

Advisor Class Shares[1]	1.14%	2.82%	[2]

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	0.93%	3.21%

Class C Shares	0.55%	2.52%

Advisor Class Shares[1]	1.06%	3.56%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	1.01%	2.26%

Class C Shares	0.72%	1.58%

Bloomberg Municipal Bond Index	0.56%	1.97%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

2	Since inception on 3/25/2021.

2 | AB MUNICIPAL INCOME FUND II	abfunds.com

NAV RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	1.03%	3.99%

Class C Shares	0.64%	3.09%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	1.03%	3.49%

Class C Shares	0.55%	2.70%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	1.03%	3.67%

Class C Shares	0.55%	2.78%

Bloomberg Municipal Bond Index	0.56%	1.97%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	0.81%	3.34%

Class C Shares	0.43%	2.57%

Advisor Class Shares[1]	0.93%	3.60%

Bloomberg Municipal Bond Index	0.56%	1.97%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2021. The inception date for Arizona Portfolio Advisor Class shares was March 25, 2021; due to limited performance history, there is no discussion of comparison to the benchmark for this share class for the 12-month period.

Except for Class C of the Massachusetts, Ohio, Pennsylvania and Virginia Portfolios, all share classes of the Portfolios outperformed the benchmark for the six-month period; except for Class C shares of the Minnesota Portfolio, all share classes of all Portfolios outperformed the benchmark for the

abfunds.com	AB MUNICIPAL INCOME FUND II | 3

12-month period, before sales charges. During both periods, an overweight to municipal credit and allocations to inflation protection via tax-efficient Consumer Price Index (“CPI”) swaps contributed, relative to the benchmark.

Arizona Portfolio: During both periods, security selection within the miscellaneous-revenue sector contributed, while selection in pre-refunded bonds detracted.

Massachusetts Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed, while selection in pre-refunded bonds detracted.

Minnesota Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed, while selection in local general obligation (“GO”) detracted.

New Jersey Portfolio: During both periods, security selection within the tax-supported state lease sector contributed, while selection in airport/ports detracted.

Ohio Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed, while selection in miscellaneous revenue detracted.

Pennsylvania Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed. For the six-month period, security selection in senior living detracted. During the 12-month period, security selection in tax-supported state lease detracted.

Virginia Portfolio: During both periods, security selection within the toll roads/transit sector contributed, while selection in local GO detracted.

All Portfolios used derivatives in the form of CPI swaps and interest rate swaps for hedging purposes. The Arizona and Ohio Portfolios utilized credit default swaps for hedging purposes. During both periods, CPI swaps added to absolute returns for all Portfolios. During both periods, interest rate swaps had no material impact on returns for the New Jersey, Ohio and Virginia Portfolios. For the six-month period, interest rate swaps had no material impact on returns for the Arizona, Massachusetts and Pennsylvania Portfolios, and added for the Minnesota Portfolio. For the 12-month period, interest rate swaps detracted for the Arizona, Minnesota and Pennsylvania Portfolios, and added for the Massachusetts Portfolio. During both periods, credit default swaps had no material impact on returns for the Arizona and Ohio Portfolios.

MARKET REVIEW AND INVESTMENT STRATEGY

Yields rose in 2021, particularly late in the reporting period, as investors have begun to digest the implications of the US Federal Reserve (the

4 | AB MUNICIPAL INCOME FUND II	abfunds.com

“Fed”) tapering of its asset purchase program and the likelihood of short-term interest-rate hikes in 2022. Even with the expected change in policy from the Fed, municipals continued to perform well over both the six- and 12-month periods ended November 30, 2021. Heavy investor demand was a key driver of relative outperformance versus other investment-grade fixed-income sectors. Industry-wide flows into municipal bond funds were positive in 80 of the last 81 weeks of the period. Through November, investors added $97 billion into muni funds in 2021, which is a new calendar-year record.

Additionally, strengthening credit fundamentals and attractive credit spreads caused excess demand for municipal credit. BBB and high-yield rated municipal indices outperformed more highly rated bonds significantly as credit spreads compressed. Toward the end of the period, the market began to experience some modest spread widening in certain idiosyncratic issuers and sectors. The Fund’s Senior Investment Management Team (the “Team”) views this spread widening as a reflection of spreads being too tight in certain sectors and not reflective of weakening fundamentals.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	4.77%	0.00%

Massachusetts	5.21%	0.00%

Minnesota	0.49%	0.00%

New Jersey	20.30%	6.98%

Ohio	2.45%	0.00%

Pennsylvania	10.33%	3.87%

Virginia	0.45%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

abfunds.com	AB MUNICIPAL INCOME FUND II | 5

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

6 | AB MUNICIPAL INCOME FUND II	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities

abfunds.com	AB MUNICIPAL INCOME FUND II | 7

DISCLOSURES AND RISKS (continued)

are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this

8 | AB MUNICIPAL INCOME FUND II	abfunds.com

DISCLOSURES AND RISKS (continued)

decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND II | 9

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

10 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.35%	0.56%

1 Year	3.16%	0.07%

5 Years	3.78%	3.15%

10 Years	3.58%	3.27%

CLASS C SHARES			-0.38%	-0.61%

1 Year	2.39%	1.39%

5 Years	3.01%	3.01%

10 Years[3]	2.83%	2.83%

ADVISOR CLASS SHARES[4]			0.61%	0.98%

Since Inception[5]	2.82%	2.82%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.02%, 1.77% and 1.00% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

abfunds.com	AB MUNICIPAL INCOME FUND II | 11

HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.74%

5 Years	2.98%

10 Years	3.12%

CLASS C SHARES

1 Year	0.54%

5 Years	2.85%

10 Years[1]	2.69%

ADVISOR CLASS SHARES[2]

Since Inception[3]	2.84%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

12 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.39%	0.63%

1 Year	3.21%	0.08%

5 Years	3.78%	3.16%

10 Years	3.51%	3.20%

CLASS C SHARES			-0.34%	-0.55%

1 Year	2.52%	1.52%

5 Years	3.01%	3.01%

10 Years[3]	2.76%	2.76%

ADVISOR CLASS SHARES[4]			0.65%	1.05%

1 Year	3.56%	3.56%

5 Years	4.06%	4.06%

Since Inception[5]	2.96%	2.96%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.90%, 1.65% and 0.65% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 13

HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.46%

5 Years	3.07%

10 Years	2.99%

CLASS C SHARES

1 Year	0.95%

5 Years	2.92%

10 Years[1]	2.55%

ADVISOR CLASS SHARES[2]

1 Year	2.97%

5 Years	3.97%

Since Inception[3]	2.95%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

14 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.11%	0.19%

1 Year	2.26%	-0.84%

5 Years	3.59%	2.96%

10 Years	3.25%	2.93%

CLASS C SHARES			-0.63%	-1.08%

1 Year	1.58%	0.58%

5 Years	2.83%	2.83%

10 Years[3]	2.50%	2.50%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.22% and 1.97% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.35%

5 Years	2.82%

10 Years	2.76%

CLASS C SHARES

1 Year	-0.13%

5 Years	2.67%

10 Years[1]	2.31%

1	Assumes conversion of Class C shares into Class A shares after eight years.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.50%	0.86%

1 Year	3.99%	0.86%

5 Years	4.44%	3.81%

10 Years	3.82%	3.50%

CLASS C SHARES			-0.22%	-0.38%

1 Year	3.09%	2.09%

5 Years	3.63%	3.63%

10 Years[3]	3.04%	3.04%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.14% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.04%

5 Years	3.71%

10 Years	3.31%

CLASS C SHARES

1 Year	1.25%

5 Years	3.53%

10 Years[1]	2.85%

1	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.39%	0.63%

1 Year	3.49%	0.34%

5 Years	3.96%	3.33%

10 Years	3.25%	2.94%

CLASS C SHARES			-0.34%	-0.55%

1 Year	2.70%	1.70%

5 Years	3.16%	3.16%

10 Years[3]	2.48%	2.48%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.16% and 1.91% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.48%

5 Years	3.17%

10 Years	2.78%

CLASS C SHARES

1 Year	0.84%

5 Years	3.02%

10 Years[1]	2.34%

1	Assumes conversion of Class C shares into Class A shares after eight years.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.27%	0.43%

1 Year	3.67%	0.59%

5 Years	4.12%	3.48%

10 Years	3.64%	3.33%

CLASS C SHARES			-0.47%	-0.75%

1 Year	2.78%	1.78%

5 Years	3.34%	3.34%

10 Years[3]	2.88%	2.88%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.19% and 1.94% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.06%

5 Years	3.38%

10 Years	3.14%

CLASS C SHARES

1 Year	1.11%

5 Years	3.23%

10 Years[1]	2.69%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			0.43%	0.70%

1 Year	3.34%	0.27%

5 Years	3.92%	3.28%

10 Years	3.57%	3.25%

CLASS C SHARES			-0.29%	-0.47%

1 Year	2.57%	1.57%

5 Years	3.15%	3.15%

10 Years[3]	2.82%	2.82%

ADVISOR CLASS SHARES[4]			0.70%	1.14%

1 Year	3.60%	3.60%

5 Years	4.18%	4.18%

Since Inception[5]	3.11%	3.11%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.89%, 1.64% and 0.64% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2022, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2021.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.59%

5 Years	3.17%

10 Years	3.06%

CLASS C SHARES

1 Year	0.74%

5 Years	3.03%

10 Years[1]	2.63%

ADVISOR CLASS SHARES[2]

1 Year	2.67%

5 Years	4.06%

Since Inception[3]	3.08%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.10	$3.93	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000	$1,006.30	$7.70	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%
Advisor Class
Actual	$1,000	$1,011.40	$2.67	0.53%
Hypothetical**	$1,000	$1,022.41	$2.69	0.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.30	$3.88	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class C
Actual	$1,000	$1,005.50	$7.64	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$1,010.60	$2.62	0.52%
Hypothetical**	$1,000	$1,022.46	$2.64	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.10	$4.28	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$1,007.20	$8.05	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

AB New Jersey Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.30	$4.13	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class C
Actual	$1,000	$1,006.40	$7.90	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Ohio Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.30	$4.03	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$1,005.50	$7.79	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.30	$4.28	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class C
Actual	$1,000	$1,005.50	$8.04	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

AB Virginia Portfolio

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,008.10	$4.03	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class C
Actual	$1,000	$1,004.30	$7.79	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Advisor Class
Actual	$1,000	$1,009.30	$2.77	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

BOND RATING SUMMARY1

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1 (continued)

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

November 30, 2021 (unaudited)

1

All data are as of November 30, 2021. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 97.5%
Arizona – 81.9%
Arizona Department of Transportation State Highway Fund Revenue Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,083,457
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,973
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,377,353
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033	1,041	1,166,434
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045-11/01/2050	3,000	3,430,650
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	1,060,829
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,777,652
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,920,168
Series 2021 4.00%, 02/01/2038	1,500	1,810,356
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	600	640,968

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	$2,100	$2,214,950
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,291,572
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	3,962,865
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	2,000,302
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,053,138
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	4,000	4,109,846
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,134,946
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,965,482
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	903,541
Series 2019 5.00%, 07/01/2049	2,500	3,087,055
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,234,140
City of Tempe AZ Excise Tax Revenue (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	617,002
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	514,029

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Pinal AZ Series 2014 5.00%, 08/01/2032	$2,840	$3,140,212
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,073,791
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,082,450
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,615,105
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037-07/01/2042	2,250	2,658,503
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,602,903
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2021 4.00%, 02/15/2041-02/15/2051	1,130	1,269,243
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	390	418,999
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033-01/01/2035	3,400	4,082,901
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	986,943

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	$750	$880,241
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,910,125
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	853,209
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	4,700	5,813,164
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,961,080
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,136,354
Salt River Project Agricultural Improvement & Power District Series 2012-A 5.00%, 12/01/2029	1,500	1,536,088
Series 2021 5.00%, 01/01/2029	2,750	3,520,215
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,504,616
5.25%, 12/01/2022-12/01/2023	1,165	1,246,776
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,309,486
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	910,785

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	$400	$439,202
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,208,667
Western Maricopa Education Center District No. 402 Series 2014-B 4.50%, 07/01/2033-07/01/2034	3,940	4,308,312

		100,830,078

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	215	248,321

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	292,857

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	465	475,063

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	600,442

Florida – 0.9%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,136,354

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	$200	$242,408

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	103,507
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	353,458
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	872,415
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	875	1,004,405
Territory of Guam Series 2019 5.00%, 11/15/2031	90	104,055

		2,437,840

Illinois – 2.3%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	409,183
Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	2,360	2,418,333

		2,827,516

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	106,471
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	145	137,223

		243,694

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	$1,000	$1,181,660

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	542,836
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	132,004

		674,840

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	58,577

New York – 2.0%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,217,201
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	755	1,217,773

		2,434,974

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	319,918
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	530,837

		850,755

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	$320	$324,484

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	110,297
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	260	280,719
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,213
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	109,416
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	112,301
Series 2019-A 4.329%, 07/01/2040	105	117,601
5.00%, 07/01/2058	480	549,867

		1,636,414

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	170,594

Texas – 2.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	305,044

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	$1,000	$1,128,893
Series 2015-B 5.00%, 01/01/2034	1,300	1,469,687

		2,903,624

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	225	267,186
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	111,436

		378,622

Total Municipal Obligations (cost $113,013,293)		119,949,117

	Shares
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(b)(c)(d) (cost $1,263,248)	1,263,248	1,263,248

Total Investments – 98.5% (cost $114,276,541)		121,212,365
Other assets less liabilities – 1.5%		1,880,844

Net Assets – 100.0%		$123,093,209

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD 2,500	$(213,960)	$(234,008)	$20,048

*	Termination date

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$40,029	$	– 0	–	$40,029
USD	370	01/15/2025	2.585%	CPI#	Maturity	19,703		– 0	–	19,703
USD	370	01/15/2025	2.613%	CPI#	Maturity	19,275		– 0	–	19,275
USD	2,230	01/15/2026	CPI#	3.720%	Maturity	17,031		– 0	–	17,031
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(6,320)		– 0	–	(6,320)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	4,964		(1,605)		6,569
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	437,259		– 0	–	437,259
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	414,237		– 0	–	414,237
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	43,738		– 0	–	43,738
USD	640	01/15/2029	CPI#	3.290%	Maturity	6,794		– 0	–	6,794
USD	510	01/15/2030	1.572%	CPI#	Maturity	74,658		– 0	–	74,658
USD	510	01/15/2030	1.587%	CPI#	Maturity	73,859		– 0	–	73,859
USD	650	01/15/2031	2.782%	CPI#	Maturity	18,269		– 0	–	18,269
USD	630	01/15/2031	2.680%	CPI#	Maturity	25,018		– 0	–	25,018
USD	560	04/15/2032	CPI#	2.909%	Maturity	(1,114)		– 0	–	(1,114)
USD	500	04/15/2032	CPI#	2.748%	Maturity	(11,244)		– 0	–	(11,244)
USD	330	04/15/2032	CPI#	2.722%	Maturity	(8,524)		– 0	–	(8,524)

						$1,167,632		$(1,605)		$1,169,237

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,200	01/15/2028	1.508%	3 Month LIBOR	Semi-Annual/Quarterly	$47,353	$	– 0	–	$47,353
USD	2,400	01/15/2028	1.209%	3 Month LIBOR	Semi-Annual/Quarterly	12,577		– 0	–	12,577
USD	1,150	01/15/2031	1.537%	3 Month LIBOR	Semi-Annual/Quarterly	(6,723)		– 0	–	(6,723)
USD	1,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/Quarterly	4,627		– 0	–	4,627
USD	1,000	02/15/2036	3 Month LIBOR	1.820%	Quarterly/Semi-Annual	26,064		– 0	–	26,064
USD	850	02/15/2036	3 Month LIBOR	1.764%	Quarterly/Semi-Annual	16,197		– 0	–	16,197
USD	800	02/15/2036	3 Month LIBOR	1.681%	Quarterly/Semi-Annual	8,583		– 0	–	8,583
USD	600	02/15/2041	3 Month LIBOR	1.751%	Quarterly/Semi-Annual	9,302		– 0	–	9,302

						$117,980	$	– 0	–	$117,980

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA	*	Quarterly	$(4,615)	$	– 0	–	$(4,615)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA	*	Quarterly	(5,324)		– 0	–	(5,324)

								$(9,939)	$	– 0	–	$(9,939)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $4,150,777 or 3.4% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.2%
Long-Term Municipal Bonds – 89.9%
Massachusetts – 74.4%
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	$10,000	$11,558,237
Series 2018-A 5.00%, 01/01/2042	5,000	6,130,224
CIFG Series 2007-A 0.658% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,965,678
Commonwealth of Massachusetts Transportation Fund Revenue Series 2019 5.00%, 06/01/2049	2,500	3,114,902
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,123,779
Massachusetts Clean Water Trust (The) Series 2020 5.00%, 08/01/2031	2,680	3,543,555
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2021-2 5.00%, 02/01/2040	3,000	3,941,767
Massachusetts Development Finance Agency Series 2012-A 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,720	1,767,849
5.00%, 07/01/2032 (Pre-refunded/ETM)	2,260	2,322,871
5.25%, 07/01/2042 (Pre-refunded/ETM)	1,330	1,368,927
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039	1,400	1,721,271
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,697,693
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	6,025,517
Series 2019 5.00%, 07/01/2026	1,000	1,192,505

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	$3,755	$4,251,433
Massachusetts Development Finance Agency (Brandeis University)
Series 2019-S 5.00%, 10/01/2035-10/01/2039	4,915	6,123,544
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034	1,055	1,185,269
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034-01/01/2036	2,435	2,838,686
5.25%, 01/01/2042	1,000	1,170,946
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031-10/01/2034	4,100	4,817,330
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051	1,000	1,168,947
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,419,308
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030-07/01/2040	2,715	3,137,933
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,145,065
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,407,628

44 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	$1,000	$1,047,207
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	2,078,597
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,160,004
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036-07/15/2040	6,100	9,007,981
Massachusetts Development Finance Agency (Simmons University)
Series 2018-L 5.00%, 10/01/2034-10/01/2035	3,980	4,871,858
Series 2020-M 4.00%, 10/01/2050	2,500	2,850,700
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	2,219,372
5.00%, 07/01/2041	2,500	2,907,873
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,911,559
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,472,611
Series 2020-A 4.00%, 07/01/2045	1,400	1,604,433
Series 2021 4.00%, 07/01/2051	1,000	1,153,500
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,203,758

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	$1,500	$1,760,447
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2038-07/01/2044	4,000	4,848,699
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,678,329
Massachusetts Port Authority Series 2012-B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,469,781
Series 2017-A 5.00%, 07/01/2022 (Pre-refunded/ETM)	2,000	2,054,447
Series 2019-A 5.00%, 07/01/2032	4,685	5,862,504
Series 2019-C 5.00%, 07/01/2049	1,000	1,218,921
Series 2021-E 5.00%, 07/01/2037	2,250	2,910,169
Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,672,962
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,305,962
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033	5,500	6,566,977
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,880,377
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,269,742
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	3,095,116
Series 2020 3.013%, 11/01/2043	2,000	2,124,382

		169,349,132

46 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	$415	$479,318

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	514,127

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	4,065	4,158,312
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	925,219

		5,083,531

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	875	893,936

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,057,062

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,165,538

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,356,926

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056(c)	$100	$103,945

		3,460,871

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	562,069
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,763,074
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	1,770	2,031,804
Territory of Guam Series 2019 5.00%, 11/15/2031	230	265,919
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,255	1,416,713

		6,039,579

Illinois – 1.0%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	793,937
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,206,449
Village of Bolingbrook IL (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	221	218,875

		2,219,261

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	270	255,518

48 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.8%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$90	$105,439
Michigan Public Power Agency Series 2012-A 5.00%, 01/01/2032	1,605	1,610,449

		1,715,888

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,375,470

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	575,852
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,173,331

		1,749,183

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	608,408

Pennsylvania – 1.1%
City of Philadelphia PA AGM Series 2017-A 5.00%, 08/01/2033	1,000	1,208,777
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,340,945

		2,549,722

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$240	$264,714
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	100	108,790
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	490	529,128
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2029	238	205,596
Series 2019-A 4.329%, 07/01/2040	180	201,601
4.55%, 07/01/2040	22	24,936
5.00%, 07/01/2058	815	933,629

		2,929,194

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	320,510

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	568,012
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,128,893

		1,696,905

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	$1,000	$1,155,076

Total Long-Term Municipal Bonds (cost $191,258,317)		204,618,229

Short-Term Municipal Notes – 3.3%
Massachusetts – 3.3%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.05%, 07/01/2040(d)	2,975	2,975,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2010-A 0.04%, 01/01/2037(d)	4,550	4,550,000

Total Short-Term Municipal Notes (cost $7,525,000)		7,525,000

Total Municipal Obligations (cost $198,783,317)		212,143,229

	Shares
SHORT-TERM INVESTMENTS – 5.7%
Investment Companies – 5.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(e)(f)(g) (cost $13,029,441)	13,029,441	13,029,441

Total Investments – 98.9% (cost $211,812,758)		225,172,670
Other assets less liabilities – 1.1%		2,535,933

Net Assets – 100.0%		$227,708,603

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$71,673	$	– 0	–	$71,673
USD	663	01/15/2025	2.613%	CPI#	Maturity	34,538		– 0	–	34,538
USD	662	01/15/2025	2.585%	CPI#	Maturity	35,253		– 0	–	35,253
USD	4,180	01/15/2026	CPI#	3.765%	Maturity	42,394		– 0	–	42,394
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	8,892		(2,875)		11,767
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(11,266)		– 0	–	(11,266)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	809,853		– 0	–	809,853
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	768,468		– 0	–	768,468
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	77,535		– 0	–	77,535
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	18,009		– 0	–	18,009
USD	870	01/15/2030	1.572%	CPI#	Maturity	127,357		– 0	–	127,357
USD	870	01/15/2030	1.587%	CPI#	Maturity	125,995		– 0	–	125,995
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	36,539		– 0	–	36,539
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	44,873		– 0	–	44,873
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(2,109)		– 0	–	(2,109)
USD	1,000	04/15/2032	CPI#	2.748%	Maturity	(22,487)		– 0	–	(22,487)
USD	550	04/15/2032	CPI#	2.722%	Maturity	(14,207)		– 0	–	(14,207)

						$2,151,310		$(2,875)		$2,154,185

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,250	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/Quarterly	$53,880	$	– 0	–	$53,880
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/Quarterly	41,607		– 0	–	41,607
USD	2,450	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/Quarterly	12,994		– 0	–	12,994
USD	3,000	01/15/2031	1.528%	3 Month LIBOR	Semi-Annual/Quarterly	(16,976)		– 0	–	(16,976)
USD	2,500	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/Quarterly	40,176		– 0	–	40,176
USD	2,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/Quarterly	8,832		– 0	–	8,832
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/Quarterly	39,738		– 0	–	39,738
USD	1,750	01/15/2031	1.559%	3 Month LIBOR	Semi-Annual/Quarterly	(9,776)		– 0	–	(9,776)
USD	3,500	02/15/2036	3 Month LIBOR	1.533%	Quarterly/Semi-Annual	(36,312)		– 0	–	(36,312)

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
USD	2,250	02/15/2036	3 Month LIBOR	1.576%	Quarterly/Semi-Annual	$(7,062)	$–0	–	$(7,062)
USD	2,100	02/15/2036	3 Month LIBOR	1.692%	Quarterly/Semi-Annual	21,719	– 0	–	21,719
USD	1,700	02/15/2036	3 Month LIBOR	1.681%	Quarterly/Semi-Annual	18,240	– 0	–	18,240
USD	1,600	02/15/2036	3 Month LIBOR	1.798%	Quarterly/Semi-Annual	43,563	– 0	–	43,563
USD	1,400	02/15/2036	3 Month LIBOR	1.600%	Quarterly/Semi-Annual	(2,385)	– 0	–	(2,385)
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/Quarterly	537,092	– 0	–	537,092
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/Quarterly	413,443	(111)		413,554
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/Quarterly	343,069	– 0	–	343,069
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/Quarterly	52,728	– 0	–	52,728
USD	3,100	02/15/2041	3 Month LIBOR	1.919%	Quarterly/Semi-Annual	137,941	– 0	–	137,941
USD	4,000	04/01/2044	3 Month LIBOR	3.081%	Quarterly/Semi-Annual	1,093,121	– 0	–	1,093,121

						$2,785,632	$(111)		$2,785,743

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA	*	Quarterly	$(8,335)	$	– 0	–	$(8,335)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA	*	Quarterly	(9,615)		– 0	–	(9,615)

								$(17,950)	$	– 0	–	$(17,950)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $4,297,489 or 1.9% of net assets.

(c)	When-Issued or delayed delivery security.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CIFG – CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SRF – State Revolving Fund

See notes to financial statements.

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 97.1%
Minnesota – 97.1%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,846,317
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,208,522
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	285,933
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029-11/01/2044	800	872,379
Series 2019 4.00%, 11/01/2041	850	960,691
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,167,054
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,191,605
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	1,219,733
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015-A 5.00%, 11/15/2033	1,000	1,151,337
Series 2018-A 5.00%, 11/15/2036	2,000	2,485,558
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	321,198

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN (Minneapolis Common Bond Fund) Series 2010-2A 6.25%, 12/01/2030	$925	$925,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017-A 5.00%, 11/15/2028	1,355	1,648,071
NATL Series 1998 0.105%, 08/01/2028(a)	275	275,000
City of Rochester MN (Mayo Clinic) Series 2016-B 5.00%, 11/15/2036	60	90,264
Series 2018 4.00%, 11/15/2048	1,000	1,147,044
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030-11/01/2032	2,900	3,265,717
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	422,785
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	232,970
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	2,200	2,505,202
County of Hennepin MN Series 2019-B 5.00%, 12/15/2035	1,575	1,994,304
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	431,782
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	572,323
Series 2018-A 5.00%, 02/15/2048	1,000	1,185,508

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	$600	$703,138
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,944,776
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,145,219
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	130,248
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2051(b)	225	228,592
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	439,311
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,624,290
Minneapolis-St. Paul Metropolitan Airports Commission Series 2012-B 5.00%, 01/01/2029	1,250	1,254,677
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	750	859,341
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	553,355
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,313,647

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	$1,000	$1,096,896
Series 2015-8 5.00%, 12/01/2032	1,000	1,155,348
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	914,608
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	59,769
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	841,481
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,094,471
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	1,088,176
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,359,490
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,391,005
State of Minnesota Series 2019-A 5.00%, 08/01/2037	1,000	1,283,111
University of Minnesota Series 2014-B 4.00%, 01/01/2032	2,000	2,132,583
Western Minnesota Municipal Power Agency Series 2014-A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,646,396

Total Municipal Obligations (cost $52,026,135)		$55,666,225

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $1,057,501)	1,057,501	$1,057,501

Total Investments – 98.9% (cost $53,083,636)		56,723,726
Other assets less liabilities – 1.1%		637,845

Net Assets – 100.0%		$57,361,571

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$19,744	$	– 0	–	$19,744
USD	183	01/15/2025	2.585%	CPI#	Maturity	9,745		– 0	–	9,745
USD	182	01/15/2025	2.613%	CPI#	Maturity	9,481		– 0	–	9,481
USD	1,180	01/15/2026	CPI#	3.765%	Maturity	11,968		– 0	–	11,968
USD	570	01/15/2027	CPI#	3.466%	Maturity	2,461		(794)		3,255
USD	500	01/15/2027	CPI#	3.320%	Maturity	(2,748)		– 0	–	(2,748)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	217,090		– 0	–	217,090
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	207,119		– 0	–	207,119
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	20,875		– 0	–	20,875
USD	330	01/15/2029	CPI#	3.331%	Maturity	4,754		– 0	–	4,754
USD	255	01/15/2030	1.572%	CPI#	Maturity	37,329		– 0	–	37,329
USD	255	01/15/2030	1.587%	CPI#	Maturity	36,930		– 0	–	36,930
USD	300	01/15/2031	2.680%	CPI#	Maturity	11,913		– 0	–	11,913
USD	300	01/15/2031	2.782%	CPI#	Maturity	8,432		– 0	–	8,432
USD	260	04/15/2032	CPI#	2.909%	Maturity	(517)		– 0	–	(517)
USD	250	04/15/2032	CPI#	2.748%	Maturity	(5,622)		– 0	–	(5,622)
USD	180	04/15/2032	CPI#	2.722%	Maturity	(4,650)		– 0	–	(4,650)

						$584,304		$(794)		$585,098

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/Quarterly	$19,016	$	– 0	–	$19,016
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/Quarterly	127,324		– 0	–	127,324
USD	1,400	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/Quarterly	5,888		– 0	–	5,888
USD	650	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/Quarterly	10,446		– 0	–	10,446
USD	650	01/15/2031	1.537%	3 Month LIBOR	Semi-Annual/Quarterly	(3,800)		– 0	–	(3,800)
USD	500	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/Quarterly	9,935		– 0	–	9,935
USD	600	02/15/2036	3 Month LIBOR	1.692%	Quarterly/Semi-Annual	6,206		– 0	–	6,206
USD	600	02/15/2036	3 Month LIBOR	1.576%	Quarterly/Semi-Annual	(1,883)		– 0	–	(1,883)
USD	450	02/15/2036	3 Month LIBOR	1.820%	Quarterly/Semi-Annual	11,729		– 0	–	11,729
USD	400	02/15/2036	3 Month LIBOR	1.716%	Quarterly/Semi-Annual	4,526		– 0	–	4,526
USD	990	11/12/2039	3 Month LIBOR	3.320%	Quarterly/Semi-Annual	266,384		– 0	–	266,384
USD	220	11/01/2044	3 Month LIBOR	1.892%	Quarterly/Semi-Annual	10,348		– 0	–	10,348
USD	680	02/15/2051	3 Month LIBOR	1.809%	Quarterly/Semi-Annual	27,690		– 0	–	27,690

						$493,809	$	– 0	–	$493,809

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.120%	SIFMA	*	Quarterly	$(2,301)	$	– 0	–	$(2,301)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA	*	Quarterly	(2,654)		– 0	–	(2,654)

								$(4,955)	$	– 0	–	$(4,955)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2021 and the aggregate market value of this security amounted to $275,000 or 0.48% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $228,592 or 0.4% of net assets.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.5% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.4%
Long-Term Municipal Bonds – 97.4%
New Jersey – 83.3%
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,828,358
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,796,407
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,485,856
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,103,029
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	1,000	1,187,789
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,089,498
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,166,590
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,095,868
5.50%, 01/01/2027	1,000	1,108,432
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,301,263
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,154,265

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$1,165	$1,208,466
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,854,374
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 5.00%, 07/01/2045	1,000	1,232,887
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	344,250
AGC Series 2004-A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,248,183
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-A 5.125%, 07/01/2022	45	45,181
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,950	2,364,654
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	2,218,559
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,235,221
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015-A 5.25%, 06/15/2041	1,250	1,428,727
Series 2020-A 4.00%, 06/15/2045	1,415	1,613,770

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 12/15/2035	$1,750	$2,147,247
Series 2022-A 5.00%, 06/15/2032(a)	1,000	1,303,203
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	835,562
Series 2020-D 5.00%, 01/01/2028	1,350	1,594,349
North Hudson Sewerage Authority/NJ NATL Series 2001-A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,569,065
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,682,615
State of New Jersey Series 2020 5.00%, 06/01/2029	3,000	3,806,921
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	3,119,074
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	835	838,376
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,050	3,062,201

		59,070,240

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority Series 2019A 4.50%, 05/01/2032(b)	93	100,128

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	188,730

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	$100	$118,909

Florida – 0.2%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	108,282

Guam – 3.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	103,508
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	805	924,012
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	824,207
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	496,696

		2,348,423

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	372,540

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 10/01/2040(b)	100	132,004

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	58,577

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	$500	$87,938

New York – 4.6%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	2,000	2,011,385
Series 2014 5.00%, 09/01/2031	1,100	1,218,063

		3,229,448

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)	110	111,261
7.00%, 12/15/2043(b)	110	110,916

		222,177

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	340	390,119
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	280	283,924

		674,043

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	170,961
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2036	145	156,161
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750

66 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$104	$89,841
Series 2019-A 4.329%, 07/01/2040	70	78,400
5.00%, 07/01/2058	305	349,395

		1,154,508

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	149,916
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)	260	127,611

		277,527

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	257,709

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	210	249,374
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	116,050

		365,424

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	200	241,352

Total Municipal Obligations (cost $63,969,857)		69,007,959

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $1,020,906)	1,020,906	$1,020,906

Total Investments – 98.8% (cost $64,990,763)		70,028,865
Other assets less liabilities – 1.2%		853,094

Net Assets – 100.0%		$70,881,959

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$25,153	$	– 0	–	$25,153
USD	233	01/15/2025	2.585%	CPI#	Maturity	12,408		– 0	–	12,408
USD	232	01/15/2025	2.613%	CPI#	Maturity	12,086		– 0	–	12,086
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	318,706		– 0	–	318,706
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	317,453		– 0	–	317,453
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	74,151		– 0	–	74,151
USD	240	01/15/2029	CPI#	3.408%	Maturity	5,173		– 0	–	5,173
USD	225	01/15/2030	1.572%	CPI#	Maturity	32,937		– 0	–	32,937
USD	225	01/15/2030	1.587%	CPI#	Maturity	32,585		– 0	–	32,585
USD	450	01/15/2031	2.782%	CPI#	Maturity	12,648		– 0	–	12,648
USD	370	01/15/2031	2.680%	CPI#	Maturity	14,693		– 0	–	14,693

						$857,993	$	– 0	–	$857,993

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	$44,218	$	– 0	–	$44,218
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/Semi-Annual	3,267		– 0	–	3,267

68 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/Semi-Annual	$8,412		$	– 0	–	$8,412
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/Quarterly	7,504			– 0	–	7,504
USD	1,600	01/15/2031	1.565%	3 Month LIBOR	Semi-Annual/Quarterly	(16,951)			– 0	–	(16,951)
USD	1,350	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/Quarterly	21,695			– 0	–	21,695
USD	1,250	01/15/2031	1.559%	3 Month LIBOR	Semi-Annual/Quarterly	(6,983)			– 0	–	(6,983)
USD	1,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/Quarterly	19,305			– 0	–	19,305
USD	900	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/Quarterly	3,516			– 0	–	3,516
USD	750	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/Quarterly	(546)			– 0	–	(546)
USD	450	02/15/2036	3 Month LIBOR	1.798%	Quarterly/Semi-Annual	12,252			– 0	–	12,252
USD	1,350	02/15/2041	3 Month LIBOR	1.878%	Quarterly/Semi-Annual	43,444			– 0	–	43,444
USD	650	02/15/2041	3 Month LIBOR	1.704%	Quarterly/Semi-Annual	– 0	–		– 0	–	– 0	–
USD	600	02/15/2041	3 Month LIBOR	2.166%	Quarterly/Semi-Annual	52,275			– 0	–	52,275
USD	500	02/15/2041	3 Month LIBOR	2.166%	Quarterly/Semi-Annual	43,607			– 0	–	43,607
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	99,662			– 0	–	99,662
USD	500	02/15/2051	3 Month LIBOR	1.816%	Quarterly/Semi-Annual	22,267			– 0	–	22,267

						$356,944		$	– 0	–	$356,944

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA*	Quarterly	$(3,403)	$	– 0	–	$(3,403)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	(3,925)		– 0	–	(3,925)

							$(7,328)	$	– 0	–	$(7,328)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $1,875,848 or 2.6% of net assets.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 20.3% and 7.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

See notes to financial statements.

70 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.4%
Long-Term Municipal Bonds – 96.4%
Ohio – 83.3%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$1,176,504
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	2,000	2,326,819
Series 2019 4.00%, 02/15/2039	1,000	1,170,885
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,065	1,221,990
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	562,682
5.00%, 12/01/2037	1,700	2,036,520
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	26,144
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,278,204
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,343,399
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033	3,000	3,195,742
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	526,223
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,994,025
Series 2020 4.00%, 12/01/2040	1,370	1,600,987

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	$1,400	$1,650,277
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	218,968
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	770	772,378
5.80%, 05/20/2044	1,150	1,153,161
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	865	867,997
Series 2019 5.00%, 07/01/2049	160	160,993
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,028,092
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031	4,305	4,692,728
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	541,473
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	218,981
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	450	220,866
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,162,493
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,252,496

72 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	$550	$559,293
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,295,176
Series 2021-A 5.00%, 09/01/2027-09/01/2028	1,530	1,911,933
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	105	106,471
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	693,285
Series 2021 1.50%, 02/01/2026	1,000	1,000,270
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	600,858
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	4,005,038
Ohio State University (The) Series 2021 4.00%, 12/01/2038	2,000	2,448,673
Ohio Turnpike & Infrastructure Commission Series 2021-A 5.00%, 02/15/2046	1,000	1,291,183
Ohio Water Development Authority Series 2021-A 5.00%, 12/01/2039	1,500	1,989,008
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	482,996
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040-11/15/2041	2,035	2,326,225

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020-A 4.00%, 01/15/2038	$800	$929,309
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	2,630	2,752,009
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1999 6.45%, 12/15/2021	1,270	1,272,756
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	3,080	3,349,129

		60,414,639

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority Series 2019A 4.50%, 05/01/2032(a)	93	100,128
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	100	115,498

		215,626

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	182,222

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	118,909

74 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	$220	$228,172
State of California Series 2004 5.25%, 04/01/2029	5	5,021

		233,193

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	491,891

Florida – 2.0%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,300	1,450,782

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	121,273

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	103,508
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	692,303
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	690	793,732

		1,589,543

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	110	104,100

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	$290	$304,411

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	58,577

New York – 2.8%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,217,201
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	500	806,472

		2,023,673

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	398,128

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	110,297
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	240	259,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	86,385

76 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$70	$78,400

		797,495

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	129,238

Texas – 1.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	256,055
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	226,153
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	700	791,370

		1,273,578

Total Municipal Obligations (cost $66,323,655)		69,907,278

	Shares
SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(b)(c)(d) (cost $1,117,167)	1,117,167	1,117,167

Total Investments – 97.9% (cost $67,440,822)		71,024,445
Other assets less liabilities – 2.1%		1,495,281

Net Assets – 100.0%		$72,519,726

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	2,000	$(171,167)	$(187,206)	$16,039

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$24,883	$	– 0	–	$24,883
USD	230	01/15/2025	2.585%	CPI#	Maturity	12,248		– 0	–	12,248
USD	230	01/15/2025	2.613%	CPI#	Maturity	11,982		– 0	–	11,982
USD	1,690	01/15/2026	CPI#	3.720%	Maturity	12,907		– 0	–	12,907
USD	700	01/15/2027	CPI#	3.320%	Maturity	(3,847)		– 0	–	(3,847)
USD	670	01/15/2027	CPI#	3.466%	Maturity	2,892		(934)		3,826
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	311,008		– 0	–	311,008
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	294,224		– 0	–	294,224
USD	1,280	01/15/2029	CPI#	3.390%	Maturity	25,447		– 0	–	25,447
USD	390	01/15/2029	CPI#	3.290%	Maturity	4,140		– 0	–	4,140
USD	180	01/15/2030	1.572%	CPI#	Maturity	26,350		– 0	–	26,350
USD	180	01/15/2030	1.587%	CPI#	Maturity	26,068		– 0	–	26,068
USD	400	01/15/2031	2.782%	CPI#	Maturity	11,243		– 0	–	11,243
USD	380	01/15/2031	2.680%	CPI#	Maturity	15,090		– 0	–	15,090
USD	370	04/15/2032	CPI#	2.909%	Maturity	(736)		– 0	–	(736)
USD	300	04/15/2032	CPI#	2.748%	Maturity	(6,746)		– 0	–	(6,746)
USD	200	04/15/2032	CPI#	2.722%	Maturity	(5,166)		– 0	–	(5,166)

						$761,987		$(934)		$762,921

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,000	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	$4,206	$	– 0	–	$4,206

78 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	600	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	$6,950	$	– 0	–	$6,950
USD	650	02/15/2036	3 Month LIBOR	1.681%	Quarterly/ Semi-Annual	6,974		– 0	–	6,974

						$18,130	$	– 0	–	$18,130

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA	*	Quarterly	$(3,238)	$	– 0	–	$(3,238)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA	*	Quarterly	(3,735)		– 0	–	(3,735)

								$(6,973)	$	– 0	–	$(6,973)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $2,510,802 or 3.5% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.5%
Long-Term Municipal Bonds – 95.5%
Pennsylvania – 85.3%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,222,597
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,947,512
Altoona Area School District BAM Series 2018 5.00%, 12/01/2039 (Pre-refunded/ETM)	2,000	2,354,788
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	415	421,358
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043	500	555,393
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	497,373
Bucks County Water & Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	878,360
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,209,287
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	713,529
Chester County Health & Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020-A 4.00%, 09/01/2040	1,000	1,183,791

80 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	$375	$427,037
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036-05/01/2041	550	638,649
City of Philadelphia PA Series 2014-A 5.25%, 07/15/2031 (Pre-refunded/ETM)	2,500	2,758,924
Series 2017 5.00%, 08/01/2031	1,000	1,214,066
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	1,700	2,094,781
Series 2018-A 5.00%, 10/01/2048	1,000	1,231,297
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	3,066,737
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034-07/01/2036	2,200	2,666,229
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	711,564
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	2,440	2,607,244
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,772,229
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 05/01/2030 (Pre-refunded/ETM)	1,070	1,142,048

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	$660	$779,856
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	1,100	1,228,350
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	602,146
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	817,114
Northampton County General Purpose Authority Series 2013-A 5.00%, 11/01/2032 (Pre-refunded/ETM)	2,000	2,180,211
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	596,600
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	276,867
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2032	2,000	2,076,674
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	1,020	1,080,811

82 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	$670	$788,198
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2036(b)	1,125	1,331,009
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	583,530
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	1,000	1,200,257
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038-12/01/2043	2,000	2,473,593
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	431,406
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	480	563,981
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	300	353,209
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	539,338
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,169,587

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	$1,000	$1,139,010
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	934,762
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033-12/01/2035	1,800	2,173,200
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	163,583
5.00%, 12/01/2029	865	1,039,460
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,174,302
Township of Lower Paxton PA Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	1,000	1,108,765

		58,120,612

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	145	167,473

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	175,714

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	118,909

84 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$215	$227,268

Guam – 2.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	103,508
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	645	740,357
Territory of Guam Series 2019 5.00%, 11/15/2031	90	104,055
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011-A 5.125%, 01/01/2042	620	622,438

		1,570,358

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	369,196

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	41,004

New Jersey – 0.7%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	425	495,554

New York – 4.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	190	214,180
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2030	1,735	1,810,325

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	$500	$806,472

		2,830,977

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	110,297
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	250	258,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	86,385
Series 2019-A 4.329%, 07/01/2040	65	72,801
5.00%, 07/01/2058	250	286,389

		813,997

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	124,068

Total Municipal Obligations (cost $60,003,862)		65,055,130

	Shares
SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $3,440,368)	3,440,368	3,440,368

Total Investments – 100.6% (cost $63,444,230)		68,495,498
Other assets less liabilities – (0.6)%		(378,701)

Net Assets – 100.0%		$68,116,797

86 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$23,530	$	– 0	–	$23,530
USD	218	01/15/2025	2.613%	CPI#	Maturity	11,357		– 0	–	11,357
USD	217	01/15/2025	2.585%	CPI#	Maturity	11,556		– 0	–	11,556
USD	1,430	01/15/2026	CPI#	3.765%	Maturity	14,503		– 0	–	14,503
USD	650	01/15/2027	CPI#	3.320%	Maturity	(3,572)		– 0	–	(3,572)
USD	620	01/15/2027	CPI#	3.466%	Maturity	2,676		(864)		3,540
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	303,310		– 0	–	303,310
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	282,610		– 0	–	282,610
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	26,077		– 0	–	26,077
USD	240	01/15/2029	CPI#	3.408%	Maturity	5,173		– 0	–	5,173
USD	170	01/15/2030	1.572%	CPI#	Maturity	24,886		– 0	–	24,886
USD	170	01/15/2030	1.587%	CPI#	Maturity	24,620		– 0	–	24,620
USD	400	01/15/2031	2.782%	CPI#	Maturity	11,243		– 0	–	11,243
USD	340	01/15/2031	2.680%	CPI#	Maturity	13,502		– 0	–	13,502
USD	330	04/15/2032	CPI#	2.909%	Maturity	(657)		– 0	–	(657)
USD	300	04/15/2032	CPI#	2.748%	Maturity	(6,746)		– 0	–	(6,746)

						$744,068		$(864)		$744,932

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,590	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$46,281	$	– 0	–	$46,281
USD	231	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	3,031		– 0	–	3,031
USD	519	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	7,782		– 0	–	7,782
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	5,834		– 0	–	5,834
USD	1,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	24,836		– 0	–	24,836
USD	1,100	01/15/2031	1.565%	3 Month LIBOR	Semi-Annual/ Quarterly	(11,654)		– 0	–	(11,654)

abfunds.com	AB MUNICIPAL INCOME FUND II | 87

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	800	01/15/2031	1.559%	3 Month LIBOR	Semi- Annual/ Quarterly	$(4,469)	$	– 0	–	$(4,469)
USD	600	02/15/2036	3 Month LIBOR	1.820%	Quarterly/ Semi- Annual	15,638		– 0	–	15,638
USD	550	02/15/2036	3 Month LIBOR	1.692%	Quarterly/ Semi- Annual	5,688		– 0	–	5,688
USD	500	02/15/2036	3 Month LIBOR	1.716%	Quarterly/ Semi- Annual	5,658		– 0	–	5,658
USD	500	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi- Annual	(852)		– 0	–	(852)
USD	500	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi- Annual	(1,569)		– 0	–	(1,569)

						$96,204	$	– 0	–	$96,204

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.120%	SIFMA	*	Quarterly	$(3,141)	$	– 0	–	$(3,141)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA	*	Quarterly	(3,623)		– 0	–	(3,623)

								$(6,764)	$	– 0	–	$(6,764)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $2,673,835 or 3.9% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.3% and 3.9%, respectively.

88 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 89

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 93.0%
Virginia – 64.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	$4,000	$4,669,429
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	623,247
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,711,331
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	600	602,384
City of Newport News VA Series 2014-A 5.00%, 07/15/2030 (Pre-refunded/ETM)	1,000	1,121,608
5.00%, 07/15/2032 (Pre-refunded/ETM)	1,000	1,121,608
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,075,807
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	10,579,763
County of Loudoun VA Series 2020-A 5.00%, 12/01/2021	5,000	5,000,000
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,195,757
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,003,287
Fairfax County Economic Development Authority Series 2014-A 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,000	1,129,212

90 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	$2,000	$2,293,719
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016-A 5.00%, 10/01/2042	1,200	1,330,061
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,215,876
Series 2018-A 4.00%, 05/15/2048	1,500	1,707,734
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	2,570	3,150,785
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,479,342
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,319,562
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2020 0.45%, 12/01/2041	3,000	3,001,607
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	4,363,103
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035	4,000	4,913,768
Series 2021-A 5.00%, 07/01/2026	5,000	5,970,006
Hanover County Economic Development Authority (Covenant Woods) Series 2012-A 5.00%, 07/01/2042	1,000	1,017,506
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,087,604
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	903,575

abfunds.com	AB MUNICIPAL INCOME FUND II | 91

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	$1,575	$1,721,431
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,614,572
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	2,067,178
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	3,537,122
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,296,364
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	990	1,035,788
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	2,033,255
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2038	2,550	3,048,885
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033-09/01/2043	3,660	4,369,110
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	1,353,925
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	1,000	1,226,496

92 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	$1,000	$1,097,291
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,415,793
Virginia Beach Development Authority (City of Virginia Beach VA) Series 2020-B 5.00%, 08/01/2022	1,750	1,805,863
Virginia College Building Authority Series 2021 4.00%, 06/01/2036	1,000	1,159,810
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,735,782
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	10,072,665
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,415,449
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035-07/01/2036	6,160	7,137,473
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,080
Series 2016-C 4.00%, 11/01/2034	2,000	2,295,024
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,347,706
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2019 5.00%, 07/01/2049	2,000	2,007,077

abfunds.com	AB MUNICIPAL INCOME FUND II | 93

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	$3,500	$4,024,802
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,045,473
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,567,704
5.50%, 01/01/2042	1,000	1,028,290
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,658,266
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049-12/31/2052	3,780	4,492,173
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,686,562
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	4,037,742

		158,942,832

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	400	461,993

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	546,667

94 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	$3,945	$4,035,557
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	237,818
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	988,302

		5,261,677

District of Columbia – 12.5%
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044	4,300	5,708,769
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-A 5.00%, 10/01/2030	1,000	1,037,532
Series 2018-A 5.00%, 10/01/2048	5,000	6,051,474
Series 2020-A 4.00%, 10/01/2035	2,000	2,377,610
Series 2021-A 4.00%, 10/01/2037	2,220	2,670,920
5.00%, 10/01/2036	2,250	2,933,211
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031-07/01/2032	5,095	6,195,624
Series 2021-A 4.00%, 07/15/2039	3,000	3,638,361

		30,613,501

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	410,596
5.25%, 10/01/2030	1,000	1,027,028

		1,437,624

abfunds.com	AB MUNICIPAL INCOME FUND II | 95

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039-01/01/2056	$355	$431,594

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	593,587
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,248,504
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,879,166
Territory of Guam Series 2019 5.00%, 11/15/2031	230	265,919
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,546,532
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,900,454

		7,434,162

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,484,152

Michigan – 0.7%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	99,581
Michigan Public Power Agency Series 2012-A 5.00%, 01/01/2032	1,575	1,580,347

		1,679,928

96 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$500	$87,938

New York – 1.8%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	2,130,101
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	1,465	2,362,964

		4,493,065

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	597,180

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	608,408

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	259,199
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	210	228,459
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	415	447,975
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 5.00%, 07/01/2035	115	145,918

abfunds.com	AB MUNICIPAL INCOME FUND II | 97

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$615	$634,988
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038-07/01/2040	570	654,854
5.00%, 07/01/2034	110	139,819
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	109,416
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	192,639
Series 2019-A 4.329%, 07/01/2040	180	201,601
5.00%, 07/01/2058	955	1,094,007

		4,108,875

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014-A 5.00%, 12/01/2049	205	226,424

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	305,001

Texas – 1.1%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	546,975
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036	1,150	920,000

98 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	$1,000	$1,107,650

		2,574,625

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	753,233
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	406,343
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	180	208,890
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	111,436

		1,479,902

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,791,234
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,083,881

		3,875,115

Total Long-Term Municipal Bonds (cost $212,944,874)		227,650,663

abfunds.com	AB MUNICIPAL INCOME FUND II | 99

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Company	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.9%
Virginia – 2.9%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.05%, 06/01/2034(b)	$3,250	$3,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.04%, 07/01/2052(b)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 0.05%, 07/01/2042(b)	2,310	2,310,000

Total Short-Term Municipal Notes (cost $7,020,000)		7,020,000

Total Municipal Obligations (cost $219,964,874)		234,670,663

	Shares
SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(c)(d)(e) (cost $7,085,429)	7,085,429	7,085,429

Total Investments – 98.8% (cost $227,050,303)		241,756,092
Other assets less liabilities – 1.2%		2,965,186

Net Assets – 100.0%		$244,721,278

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$78,434	$	– 0	–	$78,434
USD	725	01/15/2025	2.585%	CPI#	Maturity	38,607		– 0	–	38,607
USD	725	01/15/2025	2.613%	CPI#	Maturity	37,768		– 0	–	37,768
USD	3,850	01/15/2026	CPI#	3.720%	Maturity	29,403		– 0	–	29,403

100 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	$9,756	$(3,154)		$12,910
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(12,365)	– 0	–	(12,365)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	772,901	– 0	–	772,901
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	723,947	– 0	–	723,947
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	84,494	– 0	–	84,494
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	16,455	– 0	–	16,455
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	201,283	– 0	–	201,283
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	199,130	– 0	–	199,130
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	37,944	– 0	–	37,944
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	48,844	– 0	–	48,844
USD	1,130	04/15/2032	CPI#	2.909%	Maturity	(2,248)	– 0	–	(2,248)
USD	1,050	04/15/2032	CPI#	2.748%	Maturity	(23,612)	– 0	–	(23,612)
USD	650	04/15/2032	CPI#	2.722%	Maturity	(16,790)	– 0	–	(16,790)

						$2,223,951	$(3,154)		$2,227,105

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/Quarterly	$30,761	$	– 0	–	$30,761
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/Quarterly	41,607		– 0	–	41,607
USD	4,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/Quarterly	77,219		– 0	–	77,219
USD	3,700	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/Quarterly	59,461		– 0	–	59,461
USD	3,600	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/Quarterly	14,064		– 0	–	14,064
USD	3,000	02/15/2036	3 Month LIBOR	1.764%	Quarterly/Semi-Annual	57,168		– 0	–	57,168
USD	2,500	02/15/2036	3 Month LIBOR	1.576%	Quarterly/Semi-Annual	(7,846)		– 0	–	(7,846)
USD	1,750	02/15/2036	3 Month LIBOR	1.600%	Quarterly/Semi-Annual	(2,982)		– 0	–	(2,982)

abfunds.com	AB MUNICIPAL INCOME FUND II | 101

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,500	02/15/2036	3 Month LIBOR	1.681%	Quarterly/Semi-Annual	$16,094	$	– 0	–	$16,094
USD	3,000	02/15/2041	3 Month LIBOR	1.980%	Quarterly/Semi-Annual	165,333		– 0	–	165,333
USD	1,400	02/15/2041	3 Month LIBOR	2.166%	Quarterly/Semi-Annual	121,976		– 0	–	121,976
USD	390	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/Quarterly	(31,304)		– 0	–	(31,304)

						$541,551	$	– 0	–	$541,551

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.120%	SIFMA	*	Quarterly	$(8,170)	$	– 0	–	$(8,170)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	(9,424)		– 0	–	(9,424)

								$(17,594)	$	– 0	–	$(17,594)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $6,738,118 or 2.8% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.5% and 0.0%, respectively.

102 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 103

STATEMENT OF ASSETS & LIABILITIES

November 30, 2021 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $113,013,293 and $198,783,317, respectively)	$119,949,117		$212,143,229
Affiliated issuers (cost $1,263,248 and $13,029,441, respectively)	1,263,248		13,029,441
Cash collateral due from broker	227,679		209,666
Interest receivable	1,894,157		2,878,316
Receivable for shares of beneficial interest sold	42,447		95,591
Receivable for variation margin on centrally cleared swaps	25,083		22,341
Affiliated dividends receivable	13		121

Total assets	123,401,744		228,378,705

Liabilities
Due to custodian	1,704		2,889
Payable for shares of beneficial interest redeemed	90,053		178,111
Custody and accounting fees payable	69,917		78,471
Administrative fee payable	32,785		32,647
Distribution fee payable	27,137		34,574
Advisory fee payable	23,326		62,229
Audit and tax fee payable	18,732		21,338
Dividends payable	12,794		93,119
Unrealized depreciation on interest rate swaps	9,939		17,950
Trustees’ fees payable	5,123		5,465
Transfer Agent fee payable	1,611		2,286
Payable for investment securities purchased	– 0	–	102,619
Accrued expenses	15,414		38,404

Total liabilities	308,535		670,102

Net Assets	$123,093,209		$227,708,603

Composition of Net Assets
Shares of beneficial interest, at par	$107,811		$195,457
Additional paid-in capital	116,344,852		209,759,136
Distributable earnings	6,640,546		17,754,010

	$123,093,209		$227,708,603

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$112,167,838	9,823,823	$11.42	*

Class C	$5,031,804	441,294	$11.40

Advisor Class	$5,893,567	515,971	$11.42

AB Massachusetts Portfolio

Class A	$125,311,387	10,752,600	$11.65	*

Class C	$10,818,942	930,162	$11.63

Advisor Class	$91,578,274	7,862,902	$11.65

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.77 and $12.01, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

104 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,026,135 and $63,969,857, respectively)	$55,666,225		$69,007,959
Affiliated issuers (cost $1,057,501 and $1,020,906, respectively)	1,057,501		1,020,906
Cash collateral due from broker	82,727		137,825
Interest receivable	665,008		1,040,124
Receivable for investment securities sold	75,000		1,141,789
Receivable for variation margin on centrally cleared swaps	10,342		4,622
Receivable for shares of beneficial interest sold	687		26,532
Affiliated dividends receivable	8		8

Total assets	57,557,498		72,379,765

Liabilities
Due to custodian	1,181		2,264
Custody and accounting fees payable	61,063		63,732
Payable for shares of beneficial interest redeemed	31,149		50,523
Audit and tax fee payable	21,338		21,147
Administrative fee payable	16,221		32,577
Distribution fee payable	13,740		16,432
Printing fee payable	11,751		11,798
Advisory fee payable	8,364		5,842
Dividends payable	5,786		26,708
Unrealized depreciation on interest rate swaps	4,955		7,328
Trustees’ fees payable	4,906		4,985
Transfer Agent fee payable	1,614		1,606
Payable for investment securities purchased	– 0	–	1,238,700
Accrued expenses	13,859		14,164

Total liabilities	195,927		1,497,806

Net Assets	$57,361,571		$70,881,959

Composition of Net Assets
Shares of beneficial interest, at par	$54,298		$70,210
Additional paid-in capital	52,679,359		64,600,801
Distributable earnings	4,627,914		6,210,948

	$57,361,571		$70,881,959

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$54,113,618	5,122,669	$10.56	*

Class C	$3,247,953	307,113	$10.58

AB New Jersey Portfolio

Class A	$67,957,790	6,731,578	$10.10	*

Class C	$2,924,169	289,457	$10.10

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.89 and $10.41, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 105

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,323,655 and $60,003,862, respectively)	$69,907,278		$65,055,130
Affiliated issuers (cost $1,117,167 and $3,440,368, respectively)	1,117,167		3,440,368
Cash collateral due from broker	134,701		67,080
Interest receivable	996,536		838,440
Receivable for investment securities sold	590,000		– 0	–
Receivable for variation margin on centrally cleared swaps	10,782		6,348
Receivable for shares of beneficial interest sold	6,037		216,025
Affiliated dividends receivable	3		29

Total assets	72,762,504		69,623,420

Liabilities
Due to custodian	623		790
Custody and accounting fees payable	64,227		64,218
Payable for shares of beneficial interest redeemed	52,639		37,719
Administrative fee payable	32,577		32,626
Audit and tax fee payable	21,338		20,201
Distribution fee payable	16,511		14,754
Dividends payable	12,440		12,115
Unrealized depreciation on interest rate swaps	6,973		6,764
Trustees’ fees payable	4,967		4,957
Advisory fee payable	4,782		5,708
Transfer Agent fee payable	1,607		1,657
Payable for investment securities purchased	– 0	–	1,278,787
Accrued expenses	24,094		26,327

Total liabilities	242,778		1,506,623

Net Assets	$72,519,726		$68,116,797

Composition of Net Assets
Shares of beneficial interest, at par	$70,225		$62,597
Additional paid-in capital	70,221,904		62,250,185
Distributable earnings	2,227,597		5,804,015

	$72,519,726		$68,116,797

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$69,987,055	6,777,072	$10.33	*

Class C	$2,532,671	245,415	$10.32

AB Pennsylvania Portfolio

Class A	$66,820,222	6,140,539	$10.88	*

Class C	$1,296,575	119,127	$10.88

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.65 and $11.22, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

106 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $219,964,874, respectively)	$234,670,663
Affiliated issuers (cost $7,085,429)	7,085,429
Cash collateral due from broker	390,715
Interest receivable	2,976,140
Receivable for shares of beneficial interest sold	125,359
Receivable for variation margin on centrally cleared swaps	56,177
Affiliated dividends receivable	54

Total assets	245,304,537

Liabilities
Due to custodian	7,069
Payable for shares of beneficial interest redeemed	196,838
Custody and accounting fees payable	82,030
Advisory fee payable	75,627
Dividends payable	63,122
Distribution fee payable	39,334
Administrative fee payable	32,568
Unrealized depreciation on interest rate swaps	17,594
Trustees’ fees payable	5,528
Transfer Agent fee payable	2,117
Accrued expenses	61,432

Total liabilities	583,259

Net Assets	$244,721,278

Composition of Net Assets
Shares of beneficial interest, at par	$211,226
Additional paid-in capital	228,072,219
Distributable earnings	16,437,833

$244,721,278

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$151,827,278	13,104,912	$11.59	*

Class C	$9,942,100	860,327	$11.56

Advisor Class	$82,951,900	7,157,337	$11.59

*	The maximum offering price per share for Class A shares was $11.95 which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 107

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2021 (unaudited)

	AB Arizona	AB Massachusetts
Investment Income
Interest	$1,861,398	$3,112,228
Dividends – Affiliated issuers	179	665

Total income	1,861,577	3,112,893

Expenses
Advisory fee (see Note B)	274,347	499,097
Distribution fee – Class A	139,122	158,025
Distribution fee – Class C	25,893	56,459
Transfer agency – Class A	18,636	18,732
Transfer agency – Class C	902	1,871
Transfer agency – Advisor Class	913	12,461
Administrative	43,211	43,111
Custody and accounting	42,295	47,170
Audit and tax	22,902	23,008
Legal	16,461	16,812
Printing	10,089	10,949
Trustees’ fees	10,062	10,688
Registration fees	8,754	12,198
Miscellaneous	5,855	8,160

Total expenses	619,442	918,741
Less: expenses waived and reimbursed by the Adviser (see Note B)	(132,254)	(130,886)

Net expenses	487,188	787,855

Net investment income	1,374,389	2,325,038

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	68,090	(2,320)
Swaps	(133,316)	327,834
Net change in unrealized appreciation/depreciation of:
Investments	(697,842)	(990,331)
Swaps	618,978	505,685

Net loss on investment transactions	(144,090)	(159,132)

Net Increase in Net Assets from Operations	$1,230,299	$2,165,906

See notes to financial statements.

108 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Minnesota		AB New Jersey
Investment Income
Interest	$829,968		$1,271,222
Dividends – Affiliated issuers	76		66

Total income	830,044		1,271,288

Expenses
Advisory fee (see Note B)	129,588		166,978
Distribution fee – Class A	67,786		88,322
Distribution fee – Class C	16,828		17,775
Transfer agency – Class A	19,399		18,536
Transfer agency – Class C	1,295		964
Custody and accounting	36,821		38,222
Audit and tax	23,008		23,017
Legal	16,250		16,312
Trustees’ fees	9,660		9,779
Printing	9,270		8,757
Registration fees	4,825		4,408
Administrative	– 0	–	43,041
Miscellaneous	4,390		6,412

Total expenses	339,120		442,523
Less: expenses waived and reimbursed by the Adviser (see Note B)	(82,105)		(123,716)

Net expenses	257,015		318,807

Net investment income	573,029		952,481

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	25,118		250,457
Swaps	199,875		(192,082)
Net change in unrealized appreciation/depreciation of:
Investments	(324,137)		(731,801)
Swaps	138,001		468,003

Net gain (loss) on investment transactions	38,857		(205,423)

Net Increase in Net Assets from Operations	$611,886		$747,058

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 109

STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,151,693	$1,109,437
Dividends – Affiliated issuers	52	105

Total income	1,151,745	1,109,542

Expenses
Advisory fee (see Note B)	166,089	152,961
Distribution fee – Class A	89,169	83,174
Distribution fee – Class C	12,410	7,220
Transfer agency – Class A	19,347	20,442
Transfer agency – Class C	725	479
Administrative	43,041	43,131
Custody and accounting	38,744	38,539
Audit and tax	23,008	22,071
Legal	16,297	16,289
Trustees’ fees	9,761	9,730
Printing	8,763	8,879
Registration fees	6,034	5,163
Miscellaneous	5,730	5,458

Total expenses	439,118	413,536
Less: expenses waived and reimbursed by the Adviser (see Note B)	(133,832)	(118,993)

Net expenses	305,286	294,543

Net investment income	846,459	814,999

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	270,959	29,964
Swaps	(138,444)	(64,047)
Net change in unrealized appreciation/depreciation of:
Investments	(647,704)	(369,296)
Swaps	384,390	282,255

Net loss on investment transactions	(130,799)	(121,124)

Net Increase in Net Assets from Operations	$715,660	$693,875

See notes to financial statements.

110 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$3,355,163
Dividends – Affiliated issuers	455

Total income	3,355,618

Expenses
Advisory fee (see Note B)	543,227
Distribution fee – Class A	190,250
Distribution fee – Class C	51,885
Transfer agency – Class A	23,438
Transfer agency – Class C	1,705
Transfer agency – Advisor Class	12,133
Custody and accounting	49,534
Administrative	43,073
Audit and tax	23,008
Legal	16,881
Printing	11,395
Trustees’ fees	10,822
Registration fees	10,577
Miscellaneous	8,371

Total expenses	996,299
Less: expenses waived and reimbursed by the Adviser (see Note B)	(92,534)

Net expenses	903,765

Net investment income	2,451,853

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	268,641
Swaps	(225,483)
Net change in unrealized appreciation/depreciation of:
Investments	(1,905,405)
Swaps	1,358,833

Net loss on investment transactions	(503,414)

Net Increase in Net Assets from Operations	$1,948,439

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 111

STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,374,389	$2,820,942
Net realized loss on investment transactions	(65,226)	(236,984)
Net change in unrealized appreciation/depreciation of investments	(78,864)	4,607,687

Net increase in net assets from operations	1,230,299	7,191,645
Distributions to Shareholders
Class A	(1,216,946)	(2,740,700)
Class C	(37,189)	(131,577)
Advisor Class(a)	(66,373)	(9,388)
Transactions in Shares of Beneficial Interest
Net increase	3,644,701	978,616

Total increase	3,554,492	5,288,596
Net Assets
Beginning of period	119,538,717	114,250,121

End of period	$123,093,209	$119,538,717

(a)	Commenced distribution on March 25, 2021.

See notes to financial statements.

112 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,325,038	$4,925,925
Net realized gain on investment transactions	325,514	1,086,769
Net change in unrealized appreciation/depreciation of investments	(484,646)	8,159,067

Net increase in net assets from operations	2,165,906	14,171,761
Distributions to Shareholders
Class A	(1,281,597)	(2,879,327)
Class C	(71,106)	(320,998)
Advisor Class	(955,931)	(1,885,176)
Transactions in Shares of Beneficial Interest
Net increase	11,246,949	8,161,617

Total increase	11,104,221	17,247,877
Net Assets
Beginning of period	216,604,382	199,356,505

End of period	$227,708,603	$216,604,382

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 113

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$573,029	$1,142,407
Net realized gain on investment transactions	224,993	1,237,986
Net change in unrealized appreciation/depreciation of investments	(186,136)	246,686

Net increase in net assets from operations	611,886	2,627,079
Distributions to Shareholders
Class A	(544,086)	(1,283,303)
Class C	(20,822)	(79,227)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(2,037,951)	3,442,980

Total increase (decrease)	(1,990,973)	4,707,529
Net Assets
Beginning of period	59,352,544	54,645,015

End of period	$57,361,571	$59,352,544

See notes to financial statements.

114 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$952,481	$2,065,980
Net realized gain on investment transactions	58,375	251,994
Net change in unrealized appreciation/depreciation of investments	(263,798)	3,910,247

Net increase in net assets from operations	747,058	6,228,221
Distributions to Shareholders
Class A	(929,432)	(2,027,812)
Class C	(32,909)	(134,143)
Transactions in Shares of Beneficial Interest
Net decrease	(4,316,975)	(2,989,181)

Total increase (decrease)	(4,532,258)	1,077,085
Net Assets
Beginning of period	75,414,217	74,337,132

End of period	$70,881,959	$75,414,217

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 115

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$846,459	$1,815,862
Net realized gain on investment transactions	132,515	919,934
Net change in unrealized appreciation/depreciation of investments	(263,314)	2,450,077

Net increase in net assets from operations	715,660	5,185,873
Distributions to Shareholders
Class A	(800,087)	(1,779,396)
Class C	(18,122)	(86,135)
Transactions in Shares of Beneficial Interest
Net decrease	(896,738)	(2,102,677)

Total increase (decrease)	(999,287)	1,217,665
Net Assets
Beginning of period	73,519,013	72,301,348

End of period	$72,519,726	$73,519,013

See notes to financial statements.

116 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$814,999	$1,805,016
Net realized gain (loss) on investment transactions	(34,083)	127,404
Net change in unrealized appreciation/depreciation of investments	(87,041)	2,848,863

Net increase in net assets from operations	693,875	4,781,283
Distributions to Shareholders
Class A	(805,898)	(1,772,341)
Class C	(12,038)	(71,987)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	513,234	(5,965,576)

Total increase (decrease)	389,173	(3,028,621)
Net Assets
Beginning of period	67,727,624	70,756,245

End of period	$68,116,797	$67,727,624

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 117

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,451,853	$5,120,511
Net realized gain on investment transactions	43,158	212,102
Net change in unrealized appreciation/depreciation of investments	(546,572)	9,720,841

Net increase in net assets from operations	1,948,439	15,053,454
Distributions to Shareholders
Class A	(1,479,545)	(3,263,479)
Class C	(61,575)	(238,263)
Advisor Class	(863,935)	(1,634,796)
Transactions in Shares of Beneficial Interest
Net increase	8,707,784	15,894,906

Total increase	8,251,168	25,811,822
Net Assets
Beginning of period	236,470,110	210,658,288

End of period	$244,721,278	$236,470,110

See notes to financial statements.

118 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Effective March 25, 2021, AB Arizona Portfolio commenced offering Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND II | 119

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are

120 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed

abfunds.com	AB MUNICIPAL INCOME FUND II | 121

NOTES TO FINANCIAL STATEMENTS (continued)

market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2021:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$119,949,117		$	– 0	–	$119,949,117
Short-Term Investments		1,263,248		– 0	–		– 0	–	1,263,248

Total Investments in Securities		1,263,248		119,949,117			– 0	–	121,212,365
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,194,834			– 0	–	1,194,834	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	124,703			– 0	–	124,703	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(213,960)			– 0	–	(213,960	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(27,202)			– 0	–	(27,202	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,723)			– 0	–	(6,723	)(b)
Interest Rate Swaps		– 0	–	(9,939)			– 0	–	(9,939)

Total		$1,263,248		$121,010,830		$	– 0	–	$122,274,078

122 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$204,618,229		$	– 0	–	$204,618,229
Short-Term Municipal Notes		– 0	–	7,525,000			– 0	–	7,525,000
Short-Term Investments		13,029,441		– 0	–		– 0	–	13,029,441

Total Investments in Securities		13,029,441		212,143,229			– 0	–	225,172,670
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,201,379			– 0	–	2,201,379	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	2,858,143			– 0	–	2,858,143	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(50,069)			– 0	–	(50,069	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(72,511)			– 0	–	(72,511	)(b)
Interest Rate Swaps		– 0	–	(17,950)			– 0	–	(17,950)

Total		$13,029,441		$217,062,221		$	– 0	–	$230,091,662

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$55,666,225		$	– 0	–	$55,666,225
Short-Term Investments		1,057,501		– 0	–		– 0	–	1,057,501

Total Investments in Securities		1,057,501		55,666,225			– 0	–	56,723,726
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	597,841			– 0	–	597,841	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	499,492			– 0	–	499,492	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(13,537)			– 0	–	(13,537	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,683)			– 0	–	(5,683	)(b)
Interest Rate Swaps		– 0	–	(4,955)			– 0	–	(4,955)

Total		$1,057,501		$56,739,383		$	– 0	–	$57,796,884

abfunds.com	AB MUNICIPAL INCOME FUND II | 123

NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$69,007,959		$	– 0	–	$69,007,959
Short-Term Investments		1,020,906		– 0	–		– 0	–	1,020,906

Total Investments in Securities		1,020,906		69,007,959			– 0	–	70,028,865
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	857,993			– 0	–	857,993	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	381,424			– 0	–	381,424	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(24,480)			– 0	–	(24,480	)(b)
Interest Rate Swaps		– 0	–	(7,328)			– 0	–	(7,328)

Total		$1,020,906		$70,215,568		$	– 0	–	$71,236,474

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$69,907,278		$	– 0	–	$69,907,278
Short-Term Investments		1,117,167		– 0	–		– 0	–	1,117,167

Total Investments in Securities		1,117,167		69,907,278			– 0	–	71,024,445
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	778,482			– 0	–	778,482	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	18,130			– 0	–	18,130	(b)
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(171,167)			– 0	–	(171,167	)(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(16,495)			– 0	–	(16,495	)(b)
Interest Rate Swaps		– 0	–	(6,973)			– 0	–	(6,973)

Total		$1,117,167		$70,509,255		$	– 0	–	$71,626,422

124 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$65,055,130		$	– 0	–	$65,055,130
Short-Term Investments		3,440,368		– 0	–		– 0	–	3,440,368

Total Investments in Securities		3,440,368		65,055,130			– 0	–	68,495,498
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	755,043			– 0	–	755,043	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	114,748			– 0	–	114,748	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(10,975)			– 0	–	(10,975	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(18,544)			– 0	–	(18,544	)(b)
Interest Rate Swaps		– 0	–	(6,764)			– 0	–	(6,764)

Total		$3,440,368		$65,888,638		$	– 0	–	$69,329,006

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$227,650,663		$	– 0	–	$227,650,663
Short-Term Municipal Notes		– 0	–	7,020,000			– 0	–	7,020,000
Short-Term Investments		7,085,429		– 0	–		– 0	–	7,085,429

Total Investments in Securities		7,085,429		234,670,663			– 0	–	241,756,092
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,278,966			– 0	–	2,278,966	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	583,683			– 0	–	583,683	(b)
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(55,015)			– 0	–	(55,015	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(42,132)			– 0	–	(42,132	)(b)
Interest Rate Swaps		– 0	–	(17,594)			– 0	–	(17,594)

Total		$7,085,429		$237,418,571		$	– 0	–	$244,504,000

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

abfunds.com	AB MUNICIPAL INCOME FUND II | 125

NOTES TO FINANCIAL STATEMENTS (continued)

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

126 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2022 and then may be extended by the Adviser for additional one year terms. The Expense Caps for the AB Arizona Portfolio Advisor Class will extend through September 30, 2022. For the six months ended November 30, 2021, such reimbursements/waivers amounted to $131,307, $127,344, $81,722, $123,364, $133,558, $118,432 and $90,155 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2021, the reimbursement for such services amounted to $43,211, $43,111, $0, $43,041, $43,041, $43,131 and $43,073 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND II | 127

NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2021, such compensation retained by ABIS amounted to: $9,021, $10,227, $9,004, $9,003, $9,006, $8,902 and $11,152 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2021, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$182		$	– 0	–	$	– 0	–
AB Massachusetts	95			4,615			383
AB Minnesota	167			– 0	–		– 0	–
AB New Jersey	– 0	–		– 0	–		500
AB Ohio	56			– 0	–		– 0	–
AB Pennsylvania	7			1,487			76
AB Virginia	316			448			– 0	–

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2021, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$947	Ohio	$274
Massachusetts	3,542	Pennsylvania	561
Minnesota	383	Virginia	2,379
New Jersey	352

128 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the six months ended November 30, 2021 is as follows:

Portfolio	Market Value 5/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/21 (000)	Dividend Income (000)
AB Arizona	$5,551	$13,594	$17,882	$1,263	$0	*
AB Massachusetts	8,323	35,730	31,024	13,029	1
AB Minnesota	3,431	4,663	7,036	1,058	0	*
AB New Jersey	1,548	6,427	6,954	1,021	0	*
AB Ohio	2,925	8,728	10,536	1,117	0	*
AB Pennsylvania	343	7,360	4,263	3,440	0	*
AB Virginia	8,033	39,656	40,604	7,085	0	*

*	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,292,699
AB Massachusetts	4,181,384
AB Minnesota	2,892,403
AB New Jersey	3,848,696
AB Ohio	4,097,031
AB Pennsylvania	3,613,945
AB Virginia	3,550,294

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

abfunds.com	AB MUNICIPAL INCOME FUND II | 129

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2021, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$8,970,651	$	– 0	–	$5,417,959	$	– 0	–
AB Massachusetts	16,204,532		– 0	–	17,360,120		– 0	–
AB Minnesota	3,707,852		– 0	–	1,942,941		– 0	–
AB New Jersey	1,238,110		– 0	–	6,319,338		– 0	–
AB Ohio	7,885,015		– 0	–	6,593,724		– 0	–
AB Pennsylvania	2,263,221		– 0	–	4,342,720		– 0	–
AB Virginia	23,149,368		– 0	–	15,371,380		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Portfolio	Appreciation	(Depreciation)
AB Arizona	$8,434,107	$(200,957)	$8,233,150
AB Massachusetts	18,608,026	(326,136)	18,281,890
AB Minnesota	4,744,713	(30,671)	4,714,042
AB New Jersey	6,437,049	(191,338)	6,245,711
AB Ohio	4,652,330	(278,590)	4,373,740
AB Pennsylvania	5,958,307	(72,667)	5,885,640
AB Virginia	17,959,834	(502,983)	17,456,851

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the

130 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of

abfunds.com	AB MUNICIPAL INCOME FUND II | 131

NOTES TO FINANCIAL STATEMENTS (continued)

cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2021, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the

132 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2021, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments.

abfunds.com	AB MUNICIPAL INCOME FUND II | 133

NOTES TO FINANCIAL STATEMENTS (continued)

The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2021, the AB Arizona Portfolio and the AB Ohio Portfolio held credit default swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

134 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended November 30, 2021, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	$20,048	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	1,321,142	*	Receivable/Payable for variation margin on centrally cleared swaps	$33,925	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	9,939

Total		$1,341,190			$43,864

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (141,863)	$598,930

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	8,547	20,048

Total		$ (133,316)	$618,978

abfunds.com	AB MUNICIPAL INCOME FUND II | 135

NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$5,062,508	*	Receivable/Payable for variation margin on centrally cleared swaps	$122,580	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	17,950

Total		$5,062,508			$140,530

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$327,834	$505,685

Total		$327,834	$ 505,685

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,098,127	*	Receivable/Payable for variation margin on centrally cleared swaps	$19,220	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	4,955

Total		$1,098,127			$24,175

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

136 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$199,875	$138,001

Total		$199,875	$ 138,001

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$1,239,417	*	Receivable/Payable for variation margin on centrally cleared swaps	$24,480	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	7,328

Total		$1,239,417			$31,808

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(192,082)	$468,003

Total		$(192,082)	$468,003

abfunds.com	AB MUNICIPAL INCOME FUND II | 137

NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	$16,039	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	797,546	*	Receivable/Payable for variation margin on centrally cleared swaps	16,495	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	6,973

Total		$813,585			$23,468

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (145,593)	$368,351

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	7,149	16,039

Total		$ (138,444)	$384,390

138 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$870,655	*	Receivable/Payable for variation margin on centrally cleared swaps	$29,519	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	6,764

Total		$870,655			$36,283

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (64,047)	$282,255

Total		$ (64,047)	$282,255

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$2,865,803	*	Receivable/Payable for variation margin on centrally cleared swaps	$97,147	*

Interest rate contracts				Unrealized depreciation on interest rate swaps	17,594

Total		$2,865,803			$114,741

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

abfunds.com	AB MUNICIPAL INCOME FUND II | 139

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$ (225,483)	$1,358,833

Total		$ (225,483)	$1,358,833

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2021:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$3,350,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,163,571
Centrally Cleared Inflation Swaps:
Average notional amount	$11,031,429
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,500,000	(a)

(a)	Positions were open for three months during the period.

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$6,050,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$38,728,571
Centrally Cleared Inflation Swaps:
Average notional amount	$20,158,571

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$1,670,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,827,143
Centrally Cleared Inflation Swaps:
Average notional amount	$5,464,286

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$2,470,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,867,143
Centrally Cleared Inflation Swaps:
Average notional amount	$7,515,714

140 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$2,350,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,221,429
Centrally Cleared Inflation Swaps:
Average notional amount	$7,028,571
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,000,000	(a)

(a)	Positions were open for three months during the period.

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$2,280,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,547,143
Centrally Cleared Inflation Swaps:
Average notional amount	$6,842,857

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$5,930,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$22,011,429
Centrally Cleared Inflation Swaps:
Average notional amount	$21,388,571

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB Arizona Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$9,939	$	– 0	–	$	– 0	–	$	– 0	–	$9,939

Total	$9,939	$	– 0	–	$	– 0	–	$	– 0	–	$9,939	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

abfunds.com	AB MUNICIPAL INCOME FUND II | 141

NOTES TO FINANCIAL STATEMENTS (continued)

AB Massachusetts Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$17,950	$	– 0	–	$	– 0	–	$	– 0	–	$17,950

Total	$17,950	$	– 0	–	$	– 0	–	$	– 0	–	$17,950	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$4,955	$	– 0	–	$	– 0	–	$	– 0	–	$4,955

Total	$4,955	$	– 0	–	$	– 0	–	$	– 0	–	$4,955	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$7,328	$	– 0	–	$	– 0	–	$	– 0	–	$7,328

Total	$7,328	$	– 0	–	$	– 0	–	$	– 0	–	$7,328	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Ohio Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$6,973	$	– 0	–	$	– 0	–	$	– 0	–	$6,973

Total	$6,973	$	– 0	–	$	– 0	–	$	– 0	–	$6,973	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

142 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$6,764	$	– 0	–	$	– 0	–	$	– 0	–	$6,764

Total	$6,764	$	– 0	–	$	– 0	–	$	– 0	–	$6,764	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA	$17,594	$	– 0	–	$	– 0	–	$	– 0	–	$17,594

Total	$17,594	$	– 0	–	$	– 0	–	$	– 0	–	$17,594	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	543,828	1,182,992	$6,223,151	$13,402,778

Shares issued in reinvestment of dividends	52,524	137,963	599,997	1,559,065

Shares converted from Class C	74,871	121,346	856,109	1,369,727

Shares redeemed	(455,499)	(1,402,880)	(5,213,994)	(15,869,460)

Net increase	215,724	39,421	$2,465,263	$462,110

abfunds.com	AB MUNICIPAL INCOME FUND II | 143

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class C
Shares sold	1,222	25,154	$13,968	$285,751

Shares issued in reinvestment of dividends	2,183	7,898	24,903	89,053

Shares converted to Class A	(74,998)	(121,495)	(856,109)	(1,369,727)

Shares redeemed	(4,292)	(207,402)	(49,071)	(2,337,500)

Net decrease	(75,885)	(295,845)	$(866,309)	$(3,332,423)

Advisor Class(a)
Shares sold	202,837	339,794	$2,327,287	$3,873,309

Shares issued in reinvestment of dividends and distributions	3,368	515	38,481	5,883

Shares redeemed	(27,893)	(2,650)	(320,021)	(30,263)

Net increase	178,312	337,659	$2,045,747	$3,848,929

(a)	Commenced distribution on March 25, 2021.

	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	359,428	1,060,488	$4,193,517	$12,214,208

Shares issued in reinvestment of dividends	63,724	149,457	742,133	1,720,421

Shares converted from Class C	521,061	608,011	6,081,076	6,973,602

Shares redeemed	(602,719)	(1,680,251)	(7,026,279)	(19,295,435)

Net increase	341,494	137,705	$3,990,447	$1,612,796

Class C
Shares sold	48,914	108,187	$571,467	$1,242,530

Shares issued in reinvestment of dividends	4,935	22,896	57,363	262,863

Shares converted to Class A	(521,963)	(609,076)	(6,081,076)	(6,973,602)

Shares redeemed	(43,860)	(140,218)	(510,074)	(1,606,766)

Net decrease	(511,974)	(618,211)	$(5,962,320)	$(7,074,975)

144 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Advisor Class
Shares sold	1,467,907	2,309,191	$17,078,351	$26,583,391

Shares issued in reinvestment of dividends	35,081	73,332	408,194	844,170

Shares redeemed	(366,258)	(1,202,464)	(4,267,723)	(13,803,765)

Net increase	1,136,730	1,180,059	$13,218,822	$13,623,796

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	150,058	594,783	$1,585,091	$6,248,087

Shares issued in reinvestment of dividends	28,362	76,708	299,448	805,433

Shares converted from Class C	107,118	73,507	1,130,981	768,324

Shares redeemed	(366,617)	(358,625)	(3,878,957)	(3,770,245)

Net increase (decrease)	(81,079)	386,373	$(863,437)	$4,051,599

Class C
Shares sold	11,196	74,068	$118,394	$778,331

Shares issued in reinvestment of dividends	1,786	6,612	18,876	69,473

Shares converted to Class A	(107,010)	(73,425)	(1,130,981)	(768,324)

Shares redeemed	(17,068)	(65,359)	(180,803)	(688,099)

Net decrease	(111,096)	(58,104)	$(1,174,514)	$(608,619)

abfunds.com	AB MUNICIPAL INCOME FUND II | 145

NOTES TO FINANCIAL STATEMENTS (continued)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	112,968	743,659	$1,146,871	$7,431,915

Shares issued in reinvestment of dividends	48,679	111,884	493,131	1,116,021

Shares converted from Class C	165,994	252,998	1,685,233	2,497,704

Shares redeemed	(523,496)	(1,106,783)	(5,300,984)	(11,041,900)

Net increase (decrease)	(195,855)	1,758	$(1,975,749)	$3,740

Class C
Shares sold	11,398	22,408	$115,648	$222,961

Shares issued in reinvestment of dividends	2,251	10,237	22,821	102,011

Shares converted to Class A	(165,980)	(252,870)	(1,685,233)	(2,497,704)

Shares redeemed	(78,247)	(81,761)	(794,462)	(820,189)

Net decrease	(230,578)	(301,986)	$(2,341,226)	$(2,992,921)

	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	180,155	236,180	$1,863,136	$2,419,043

Shares issued in reinvestment of dividends	41,015	102,074	423,821	1,042,126

Shares converted from Class C	181,727	148,189	1,879,065	1,501,198

Shares redeemed	(350,179)	(499,644)	(3,612,874)	(5,093,162)

Net increase (decrease)	52,718	(13,201)	$553,148	$(130,795)

Class C
Shares sold	57,788	34,611	$596,480	$354,240

Shares issued in reinvestment of dividends	1,431	6,595	14,772	67,194

Shares converted to Class A	(181,734)	(148,276)	(1,879,065)	(1,501,198)

Shares redeemed	(17,735)	(87,282)	(182,073)	(892,118)

Net decrease	(140,250)	(194,352)	$(1,449,886)	$(1,971,882)

146 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	198,019	407,156	$2,158,441	$4,384,015

Shares issued in reinvestment of dividends	44,802	102,153	488,046	1,098,065

Shares converted from Class C	185,205	73,687	2,020,956	790,864

Shares redeemed	(212,465)	(1,028,507)	(2,317,596)	(11,031,574)

Net increase (decrease)	215,561	(445,511)	$2,349,847	$(4,758,630)

Class C
Shares sold	26,640	17,273	$291,832	$184,996

Shares issued in reinvestment of dividends	681	4,710	7,420	50,611

Shares converted to Class A	(185,201)	(73,645)	(2,020,956)	(790,864)

Shares redeemed	(10,552)	(60,735)	(114,909)	(651,689)

Net decrease	(168,432)	(112,397)	$(1,836,613)	$(1,206,946)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class A
Shares sold	470,679	857,362	$5,468,648	$9,771,735

Shares issued in reinvestment of dividends	69,888	166,143	810,532	1,900,135

Shares converted from Class C	305,496	691,764	3,546,333	7,874,256

Shares redeemed	(462,660)	(1,013,031)	(5,365,456)	(11,597,066)

Net increase	383,403	702,238	$4,460,057	$7,949,060

abfunds.com	AB MUNICIPAL INCOME FUND II | 147

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31, 2021

Class C
Shares sold	69,141	136,948	$801,992	$1,564,725

Shares issued in reinvestment of dividends	4,173	16,818	48,277	191,570

Shares converted to Class A	(306,276)	(693,555)	(3,546,333)	(7,874,256)

Shares redeemed	(39,794)	(183,341)	(459,899)	(2,095,958)

Net decrease	(272,756)	(723,130)	$(3,155,963)	$(8,213,919)

Advisor Class
Shares sold	1,065,904	2,123,765	$12,362,678	$24,388,124

Shares issued in reinvestment of dividends	43,241	84,984	501,683	972,912

Shares redeemed	(470,656)	(805,040)	(5,460,671)	(9,201,271)

Net increase	638,489	1,403,709	$7,403,690	$16,159,765

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These

148 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate

abfunds.com	AB MUNICIPAL INCOME FUND II | 149

NOTES TO FINANCIAL STATEMENTS (continued)

the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

150 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligation to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be

abfunds.com	AB MUNICIPAL INCOME FUND II | 151

NOTES TO FINANCIAL STATEMENTS (continued)

exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2021.

152 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2021 and May 31, 2020 were as follows:

AB Arizona Portfolio	2021	2020
Distributions paid from:
Ordinary income	$82,798	$24,802

Total taxable distributions	82,798	24,802
Tax exempt distributions	2,798,867	3,032,293

Total distributions paid	$2,881,665	$3,057,095

AB Massachusetts Portfolio	2021	2020
Distributions paid from:
Ordinary income	$683,822	$336,733

Total taxable distributions	683,822	336,733
Tax exempt distributions	4,401,679	5,622,464

Total distributions paid	$5,085,501	$5,959,197

AB Minnesota Portfolio	2021	2020
Distributions paid from:
Ordinary income	$361,497	$141,697

Total taxable distributions	361,497	141,697
Tax exempt distributions	1,001,033	1,308,363

Total distributions paid	$1,362,530	$1,450,060

AB New Jersey Portfolio	2021	2020
Distributions paid from:
Ordinary income	$108,952	$27,279

Total taxable distributions	108,952	27,279
Tax exempt distributions	2,053,003	2,530,951

Total distributions paid	$2,161,955	$2,558,230

AB Ohio Portfolio	2021	2020
Distributions paid from:
Ordinary income	$65,076	$14,343

Total taxable distributions	65,076	14,343
Tax exempt distributions	1,800,455	2,113,014

Total distributions paid	$1,865,531	$2,127,357

abfunds.com	AB MUNICIPAL INCOME FUND II | 153

NOTES TO FINANCIAL STATEMENTS (continued)

AB Pennsylvania Portfolio	2021	2020
Distributions paid from:
Ordinary income	$54,880	$9,002

Total taxable distributions	54,880	9,002
Tax exempt distributions	1,789,448	2,217,437

Total distributions paid	$1,844,328	$2,226,439

AB Virginia Portfolio	2021	2020
Distributions paid from:
Ordinary income	$82,046	$109,471

Total taxable distributions	82,046	109,471
Tax exempt distributions	5,054,492	5,345,468

Total distributions paid	$5,136,538	$5,454,939

As of May 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)		Undistributed Long-Term Gains			Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$4,378		$	– 0	–	$(1,573,142)	$8,313,039	$6,744,275
AB Massachusetts	– 0	–		– 0	–	(770,236)	18,767,712	17,997,476
AB Minnesota	516			– 0	–	(327,665)	4,913,766	4,586,617
AB New Jersey	– 0	–		– 0	–	(9,047)	6,462,424	6,453,377
AB Ohio	3,363			– 0	–	(2,296,986)	4,636,796	2,343,173
AB Pennsylvania	– 0	–		– 0	–	(17,691)	5,958,750	5,941,059
AB Virginia	– 0	–		– 0	–	(1,056,070)	18,015,607	16,959,537

(a)	These amounts represent 100% tax exempt income.

(b)

At May 31, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. As of May 31, 2021, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $1,573,142, $770,236, $327,665, $9,047, $2,296,986, $17,691, and $1,056,070, respectively. During the current fiscal year, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania, and AB Virginia Portfolio utilized $882,069, $999,292 $155,929, $787,563, $42,677, and $127,158 of capital loss carryforwards to offset current year net realized gains.

(c)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

154 | AB MUNICIPAL INCOME FUND II	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of May 31, 2021, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$1,573,142	$	– 0	–
AB Massachusetts	770,236		– 0	–
AB Minnesota	327,665		– 0	–
AB New Jersey	9,047		– 0	–
AB Ohio	1,900,008		396,978
AB Pennsylvania	17,691		– 0	–
AB Virginia	1,056,070		– 0	–

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

abfunds.com	AB MUNICIPAL INCOME FUND II | 155

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2021	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.43	$ 11.01	$ 11.22	$ 10.98	$ 11.16	$ 11.36

Income From Investment Operations

Net investment income(a)(b)	.13	.28	.30	.32	.32	.34

Net realized and unrealized gain (loss) on investment transactions	(.01)	.43	(.21)	.24	(.18)	(.20)

Net increase in net asset value from operations	.12	.71	.09	.56	.14	.14

Less: Dividends

Dividends from net investment income	(.13)	(.29)	(.30)	(.32)	(.32)	(.34)

Net asset value, end of period	$ 11.42	$ 11.43	$ 11.01	$ 11.22	$ 10.98	$ 11.16

Total Return

Total investment return based on net asset value(c)	1.01%	6.47%	.77%	5.19%	1.30%	1.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,168	$109,779	$105,315	$105,254	$102,020	$105,539

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.78%^	.78%	.78%	.78%	.79%	.78%

Expenses, before waivers/reimbursements(d)	1.00%^	1.02%	1.00%	1.01%	1.00%	.97%

Net investment income(b)	2.28%^	2.47%	2.69%	2.90%	2.92%	3.04%

Portfolio turnover rate	5%	6%	13%	12%	12%	12%

See footnote summary on page 173-174.

156 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Six Months Ended November 30, 2021	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.41	$ 10.99	$ 11.20	$ 10.96	$ 11.14	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.09	.20	.22	.24	.24	.26

Net realized and unrealized gain (loss) on investment transactions	(.02)	.42	(.22)	.24	(.18)	(.21)

Net increase in net asset value from operations	.07	.62	– 0	–	.48	.06	.05

Less: Dividends

Dividends from net investment income	(.08)	(.20)	(.21)	(.24)	(.24)	(.26)

Net asset value, end of period	$ 11.40	$ 11.41	$ 10.99	$ 11.20	$ 10.96	$ 11.14

Total Return

Total investment return based on net asset value(c)	.63%	5.68%	.02%	4.41%	.55%	.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,032	$5,901	$8,935	$12,211	$16,254	$19,454

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.53	%^	1.53%	1.53%	1.53%	1.54%	1.53%

Expenses, before waivers/reimbursements(d)	1.75	%^	1.77%	1.75%	1.76%	1.75%	1.72%

Net investment income(b)	1.52	%^	1.73%	1.95%	2.15%	2.18%	2.29%

Portfolio turnover rate	5%	6%	13%	12%	12%	12%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 157

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Six Months Ended November 30, 2021	March 25, 2021(e) to May 31 2021

Net asset value, beginning of period	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.14	.06

Net realized and unrealized gain (loss) on investment transactions	(.01)	.13

Net increase in net asset value from operations	.13	.19

Dividends from net investment income	(.14)	(.06)

Net asset value, end of period	$ 11.42	$ 11.43

Total Return

Total investment return based on net asset value(c)	1.14%	1.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,893	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.53%^	.53	%^

Expenses, before waivers/reimbursements(d)	.75%^	1.00	%^

Net investment income(b)	2.52%^	2.70	%^

Portfolio turnover rate	5%	6%

See footnote summary on page 173-174.

158 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.66	$ 11.15	$ 11.28	$ 11.09	$ 11.35	$ 11.61

Income From Investment Operations

Net investment income(a)(b)	.12	.27	.31	.33	.32	.33

Net realized and unrealized gain (loss) on investment transactions	(.01)	.52	(.12)	.19	(.24)	(.24)

Net increase in net asset value from operations	.11	.79	.19	.52	.08	.09

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.28)	(.32)	(.33)	(.33)	(.35)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.12)	(.28)	(.32)	(.33)	(.34)	(.35)

Net asset value, end of period	$ 11.65	$ 11.66	$ 11.15	$ 11.28	$ 11.09	$ 11.35

Total Return

Total investment return based on net asset value(c)	.93%	7.15%	1.67%	4.76%	.75%	.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$125,312	$121,419	$114,592	$126,955	$141,078	$163,988

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77	%^	.77%	.77%	.78%	.78%	.77%

Expenses, before waivers/reimbursements(d)	.89	%^	.90%	.90%	.90%	.89%	.88%

Net investment income(b)	2.04	%^	2.36%	2.76%	2.95%	2.89%	2.92%

Portfolio turnover rate	8%	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 159

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.64	$ 11.13	$ 11.26	$ 11.07	$ 11.33	$ 11.59

Income From Investment Operations

Net investment income(a)(b)	.07	.19	.23	.24	.24	.25

Net realized and unrealized gain (loss) on investment transactions	(.01)	.51	(.13)	.20	(.24)	(.25)

Net increase in net asset value from operations	.06	.70	.10	.44	.00	(f)	.00	(f)

Less: Dividends and Distributions

Dividends from net investment income	(.07)	(.19)	(.23)	(.25)	(.25)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.07)	(.19)	(.23)	(.25)	(.26)	(.26)

Net asset value, end of period	$ 11.63	$ 11.64	$ 11.13	$ 11.26	$ 11.07	$ 11.33

Total Return

Total investment return based on net asset value(c)	.55%	6.36%	.91%	3.99%	(.01)%	.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,819	$16,789	$22,940	$29,381	$36,735	$45,530

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.53%	1.53%	1.52%

Expenses, before waivers/reimbursements(d)	1.63	%^	1.65%	1.65%	1.65%	1.64%	1.63%

Net investment income(b)	1.27	%^	1.62%	2.02%	2.20%	2.14%	2.17%

Portfolio turnover rate	8%	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

160 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Advisor Class
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,	July 25, 2016(e) to May 31, 2017
2021	2020	2019	2018

Net asset value, beginning of period	$ 11.66	$ 11.15	$ 11.27	$ 11.08	$ 11.34	$ 11.72

Income From Investment Operations

Net investment income(a)(b)	.13	.30	.34	.35	.35	.30

Net realized and unrealized gain (loss) on investment transactions	(.01)	.52	(.11)	.20	(.24)	(.36)

Net increase (decrease) in net asset value from operations	.12	.82	.23	.55	.11	(.06)

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.31)	(.35)	(.36)	(.36)	(.32)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.13)	(.31)	(.35)	(.36)	(.37)	(.32)

Net asset value, end of period	$ 11.65	$ 11.66	$ 11.15	$ 11.27	$ 11.08	$ 11.34

Total Return

Total investment return based on net asset value(c)	1.06%	7.42%	2.01%	5.03%	1.00%	(.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,578	$78,396	$61,825	$57,879	$50,825	$42,177

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.52%	.53%	.54%	.52	%^

Expenses, before waivers/reimbursements(d)	.63	%^	.65%	.65%	.65%	.64%	.65	%^

Net investment income(b)	2.29	%^	2.61%	3.00%	3.20%	3.14%	3.22	%^

Portfolio turnover rate	8%	4%	13%	12%	19%	13%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 161

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.56	$ 10.32	$ 10.33	$ 10.11	$ 10.33	$ 10.54

Income From Investment Operations

Net investment income(a)(b)	.11	.22	.25	.28	.28	.29

Net realized and unrealized gain (loss) on investment transactions	.00	(f)	.28	.01	(g)	.22	(.21)	(.19)

Net increase in net asset value from operations	.11	.50	.26	.50	.07	.10

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.26)	(.27)	(.28)	(.28)	(.29)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	(.02)

Total dividends and distributions	(.11)	(.26)	(.27)	(.28)	(.29)	(.31)

Net asset value, end of period	$ 10.56	$ 10.56	$ 10.32	$ 10.33	$ 10.11	$ 10.33

Total Return

Total investment return based on net asset value(c)	1.01%	4.87%	2.51%	5.01%	.69%	1.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,114	$54,933	$49,723	$51,638	$60,997	$67,611

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85	%^	.85%	.85%	.87%	.86%	.85%

Expenses, before waivers/reimbursements(d)	1.13	%^	1.22%	1.26%	1.27%	1.17%	1.11%

Net investment income(b)	2.03	%^	2.07%	2.44%	2.73%	2.77%	2.77%

Portfolio turnover rate	4%	5%	10%	14%	16%	12%

See footnote summary on page 173-174.

162 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.57	$ 10.33	$ 10.35	$ 10.12	$ 10.34	$ 10.55

Income From Investment Operations

Net investment income(a)(b)	.07	.14	.18	.20	.21	.21

Net realized and unrealized gain (loss) on investment transactions	.01	.28	(.01)	.23	(.22)	(.18)

Net increase (decrease) in net asset value from operations	.08	.42	.17	.43	(.01)	.03

Less: Dividends and Distributions

Dividends from net investment income	(.07)	(.18)	(.19)	(.20)	(.20)	(.22)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.01)	(.02)

Total dividends and distributions	(.07)	(.18)	(.19)	(.20)	(.21)	(.24)

Net asset value, end of period	$ 10.58	$ 10.57	$ 10.33	$ 10.35	$ 10.12	$ 10.34

Total Return

Total investment return based on net asset value(c)	.72%	4.08%	1.64%	4.32%	(.06)%	.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,248	$4,420	$4,922	$6,226	$8,164	$10,984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.62%	1.61%	1.60%

Expenses, before waivers/reimbursements(d)	1.88	%^	1.97%	2.02%	2.02%	1.92%	1.85%

Net investment income(b)	1.26	%^	1.31%	1.69%	1.98%	2.02%	2.01%

Portfolio turnover rate	4%	5%	10%	14%	16%	12%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 163

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.13	$ 9.59	$ 9.84	$ 9.63	$ 9.78	$ 9.93

Income From Investment Operations

Net investment income(a)(b)	.13	.28	.30	.31	.31	.32

Net realized and unrealized gain (loss) on investment transactions	(.03)	.55	(.25)	.21	(.15)	(.14)

Net increase in net asset value from operations	.10	.83	.05	.52	.16	.18

Less: Dividends

Dividends from net investment income	(.13)	(.29)	(.30)	(.31)	(.31)	(.33)

Net asset value, end of period	$ 10.10	$ 10.13	$ 9.59	$ 9.84	$ 9.63	$ 9.78

Total Return

Total investment return based on net asset value(c)	1.03%	8.74%	.50%	5.53%	1.65%	1.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,958	$70,145	$66,446	$79,995	$93,552	$92,494

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%^	.82%	.84%	.84%	.83%	.82%

Expenses, before waivers/reimbursements(d)	1.16%^	1.14%	1.12%	1.07%	1.03%	1.01%

Net investment income(b)	2.60%^	2.78%	3.09%	3.23%	3.18%	3.29%

Portfolio turnover rate	2%	22%	10%	8%	26%	8%

See footnote summary on page 173-174.

164 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.13	$ 9.60	$ 9.85	$ 9.64	$ 9.79	$ 9.93

Income From Investment Operations

Net investment income(a)(b)	.09	.20	.23	.24	.24	.25

Net realized and unrealized gain (loss) on investment transactions	(.03)	.54	(.25)	.21	(.15)	(.14)

Net increase (decrease) in net asset value from operations	.06	.74	(.02)	.45	.09	.11

Less: Dividends

Dividends from net investment income	(.09)	(.21)	(.23)	(.24)	(.24)	(.25)

Net asset value, end of period	$ 10.10	$ 10.13	$ 9.60	$ 9.85	$ 9.64	$ 9.79

Total Return

Total investment return based on net asset value(c)	.64%	7.81%	(.25)%	4.74%	.89%	1.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,924	$5,269	$7,891	$10,244	$14,007	$17,269

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%^	1.57%	1.59%	1.59%	1.58%	1.57%

Expenses, before waivers/reimbursements(d)	1.90%^	1.89%	1.87%	1.82%	1.77%	1.76%

Net investment income(b)	1.82%^	2.05%	2.34%	2.48%	2.42%	2.53%

Portfolio turnover rate	2%	22%	10%	8%	26%	8%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 165

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.05	$ 10.20

Income From Investment Operations

Net investment income(a)(b)	.12	.26	.28	.28	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.01)	.46	(.13)	.19	(.22)	(.15)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(f)

Net increase in net asset value from operations	.11	.72	.15	.47	.06	.13

Less: Dividends

Dividends from net investment income	(.12)	(.26)	(.28)	(.29)	(.28)	(.28)

Net asset value, end of period	$ 10.33	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.05

Total Return

Total investment return based on net asset value(c)	1.03%	7.40%	1.45%	4.82%	.58%	1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,987	$69,533	$66,573	$75,542	$79,767	$83,417

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80	%^	.80%	.81%	.81%	.80%	.80%

Expenses, before waivers/reimbursements(d)	1.16	%^	1.16%	1.13%	1.11%	1.07%	1.03%

Net investment income(b)	2.32	%^	2.52%	2.78%	2.90%	2.81%	2.76%

Portfolio turnover rate	9%	17%	19%	8%	12%	5%

See footnote summary on page 173-174.

166 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018		2017

Net asset value, beginning of period	$ 10.34	$ 9.88	$ 10.01	$ 9.83	$ 10.04		$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.08	.18	.20	.21	.20		.20

Net realized and unrealized gain (loss) on investment transactions	(.02)	.47	(.13)	.18	(.21)		(.15)

Net increase (decrease) in net asset value from operations	.06	.65	.07	.39	(.01)		.05

Less: Dividends

Dividends from net investment income	(.08)	(.19)	(.20)	(.21)	(.20)		(.20)

Net asset value, end of period	$ 10.32	$ 10.34	$ 9.88	$ 10.01	$ 9.83		$ 10.04

Total Return

Total investment return based on net asset value(c)	.55%	6.60%	.70%	4.04%	(.07	) %	.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,533	$3,986	$5,728	$8,040	$11,967		$13,701

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.55%	1.56%	1.56%	1.55%		1.55%

Expenses, before waivers/reimbursements(d)	1.91%^	1.91%	1.88%	1.86%	1.82%		1.78%

Net investment income(b)	1.54%^	1.78%	2.03%	2.15%	2.06%		2.00%

Portfolio turnover rate	9%	17%	19%	8%	12%		5%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.90	$ 10.45	$ 10.55	$ 10.35	$ 10.54	$ 10.70

Income From Investment Operations

Net investment income(a)(b)	.13	.28	.31	.32	.30	.31

Net realized and unrealized gain (loss) on investment transactions	(.02)	.46	(.11)	.20	(.19)	(.16)

Net increase in net asset value from operations	.11	.74	.20	.52	.11	.15

Less: Dividends

Dividends from net investment income	(.13)	(.29)	(.30)	(.32)	(.30)	(.31)

Net asset value, end of period	$ 10.88	$ 10.90	$ 10.45	$ 10.55	$ 10.35	$ 10.54

Total Return

Total investment return based on net asset value(c)	1.03%	7.15%	1.95%	5.10%	1.10%	1.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,820	$64,592	$66,575	$74,496	$80,666	$83,620

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%^	.85%	.85%	.86%	.86%	.85%

Expenses, before waivers/reimbursements(d)	1.20%^	1.19%	1.14%	1.12%	1.09%	1.05%

Net investment income(b)	2.41%^	2.64%	2.91%	3.07%	2.91%	2.91%

Portfolio turnover rate	3%	12%	11%	9%	38%	24%

See footnote summary on page 173-174.

168 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 10.91	$ 10.45	$ 10.56	$ 10.36	$ 10.55	$ 10.70

Income From Investment Operations

Net investment income(a)(b)	.09	.20	.23	.24	.23	.23

Net realized and unrealized gain (loss) on investment transactions	(.03)	.47	(.12)	.20	(.19)	(.15)

Net increase in net asset value from operations	.06	.67	.11	.44	.04	.08

Less: Dividends

Dividends from net investment income	(.09)	(.21)	(.22)	(.24)	(.23)	(.23)

Net asset value, end of period	$ 10.88	$ 10.91	$ 10.45	$ 10.56	$ 10.36	$ 10.55

Total Return

Total investment return based on net asset value(c)	.55%	6.45%	1.09%	4.31%	.35%	.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,297	$3,136	$4,181	$6,712	$8,686	$11,237

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%^	1.60%	1.60%	1.61%	1.61%	1.60%

Expenses, before waivers/reimbursements(d)	1.95%^	1.94%	1.89%	1.87%	1.84%	1.79%

Net investment income(b)	1.66%^	1.89%	2.16%	2.31%	2.16%	2.15%

Portfolio turnover rate	3%	12%	11%	9%	38%	24%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.61	$ 11.09	$ 11.19	$ 10.99	$ 11.19	$ 11.39

Income From Investment Operations

Net investment income(a)(b)	.12	.26	.29	.32	.32	.32

Net realized and unrealized gain (loss) on investment transactions	(.03)	.52	(.10)	.20	(.20)	(.18)

Net increase in net asset value from operations	.09	.78	.19	.52	.12	.14

Less: Dividends

Dividends from net investment income	(.11)	(.26)	(.29)	(.32)	(.32)	(.34)

Net asset value, end of period	$ 11.59	$ 11.61	$ 11.09	$ 11.19	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	.81%	7.10%	1.71%	4.80%	1.10%	1.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$151,827	$147,660	$133,346	$127,353	$139,827	$159,689

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%^	.80%	.80%	.81%	.81%	.80%

Expenses, before waivers/reimbursements(d)	.87%^	.89%	.90%	.90%	.89%	.88%

Net investment income(b)	1.98%^	2.27%	2.62%	2.89%	2.85%	2.89%

Portfolio turnover rate	7%	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

170 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,
		2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 11.58	$ 11.07	$ 11.16	$ 10.96	$ 11.16	$ 11.36

Income From Investment Operations

Net investment income(a)(b)	.07	.17	.21	.23	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.02)	.51	(.09)	.21	(.19)	(.19)

Net increase in net asset value from operations	.05	.68	.12	.44	.04	.05

Less: Dividends

Dividends from net investment income	(.07)	(.17)	(.21)	(.24)	(.24)	(.25)

Net asset value, end of period	$ 11.56	$ 11.58	$ 11.07	$ 11.16	$ 10.96	$ 11.16

Total Return

Total investment return based on net asset value(c)	.43%	6.22%	1.04%	4.04%	.35%	.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,942	$13,118	$20,540	$27,759	$35,435	$41,823

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%^	1.55%	1.55%	1.56%	1.56%	1.55%

Expenses, before waivers/reimbursements(d)	1.63%^	1.64%	1.65%	1.66%	1.65%	1.63%

Net investment income(b)	1.23%^	1.53%	1.89%	2.15%	2.11%	2.15%

Portfolio turnover rate	7%	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

abfunds.com	AB MUNICIPAL INCOME FUND II | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2021 (unaudited)	Year Ended May 31,				July 25, 2016(e) to May 31, 2017
		2021	2020	2019	2018

Net asset value, beginning of period	$ 11.61	$ 11.10	$ 11.20	$ 10.99	$ 11.19	$ 11.49

Income From Investment Operations

Net investment income(a)(b)	.13	.29	.32	.34	.34	.30

Net realized and unrealized gain (loss) on investment transactions	(.02)	.51	(.10)	.22	(.19)	(.29)

Net increase in net asset value from operations	.11	.80	.22	.56	.15	.01

Less: Dividends

Dividends from net investment income	(.13)	(.29)	(.32)	(.35)	(.35)	(.31)

Net asset value, end of period	$ 11.59	$ 11.61	$ 11.10	$ 11.20	$ 10.99	$ 11.19

Total Return

Total investment return based on net asset value(c)	.93%	7.27%	1.96%	5.16%	1.35%	.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82,952	$75,692	$56,772	$55,678	$41,188	$28,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%^	.55%	.55%	.56%	.56%	.55%^

Expenses, before waivers/reimbursements(d)	.62%^	.64%	.65%	.65%	.64%	.66%^

Net investment income(b)	2.23%^	2.51%	2.87%	3.14%	3.10%	3.24%^

Portfolio turnover rate.	7%	9%	16%	6%	18%	16%

See footnote summary on page 173-174.

172 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2021		Year Ended May 31,
			2021	2020	2019	2018	2017

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78	%^	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.00	%^	1.02%	1.00%	1.00%	.99%	.97%
Class C
Net of waivers/reimbursements	1.53	%^	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.75	%^	1.77%	1.75%	1.75%	1.74%	1.72%
Advisor Class
Net of waivers/reimbursements	.53	%^	.53%^	N/A	N/A	N/A	N/A
Before waivers/reimbursements	.75	%^	1.00%^	N/A	N/A	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.89	%^	.90%	.90%	.89%	.88%	.88%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.63	%^	1.65%	1.65%	1.64%	1.63%	1.63%
Advisor Class
Net of waivers/reimbursements	.52	%^	.52%	.52%	.52%	.52%	.52%^
Before waivers/reimbursements	.63	%^	.65%	.65%	.64%	.63%	.65%^

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.13	%^	1.22%	1.26%	1.26%	1.16%	1.11%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.88	%^	1.97%	2.02%	2.01%	1.91%	1.85%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82	%^	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.16	%^	1.14%	1.10%	1.05%	1.02%	1.01%
Class C
Net of waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	1.90	%^	1.89%	1.85%	1.80%	1.77%	1.76%

abfunds.com	AB MUNICIPAL INCOME FUND II | 173

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2021		Year Ended May 31,
			2021	2020	2019	2018	2017

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.16	%^	1.16%	1.12%	1.10%	1.06%	1.03%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.91	%^	1.91%	1.87%	1.85%	1.82%	1.78%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85	%^	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.20	%^	1.19%	1.14%	1.11%	1.08%	1.05%
Class C
Net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.95	%^	1.94%	1.89%	1.86%	1.83%	1.79%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.87	%^	.89%	.90%	.90%	.88%	.88%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.63	%^	1.64%	1.65%	1.65%	1.64%	1.63%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.55%	.55%^
Before waivers/reimbursements	.62	%^	.64%	.65%	.65%	.63%	.66%^

(e)	Commencement of distributions.

(f)	Amount is less than $.005.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

174 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.,(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

176 | AB MUNICIPAL INCOME FUND II	abfunds.com

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Portfolios, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

abfunds.com	AB MUNICIPAL INCOME FUND II | 177

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held by video conference on November 2-4, 2021 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

178 | AB MUNICIPAL INCOME FUND II	abfunds.com

particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including

abfunds.com	AB MUNICIPAL INCOME FUND II | 179

those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included

180 | AB MUNICIPAL INCOME FUND II	abfunds.com

in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median for each of AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio and AB Pennsylvania Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a

abfunds.com	AB MUNICIPAL INCOME FUND II | 181

fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

182 | AB MUNICIPAL INCOME FUND II	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to April 30, 2021, High Yield Portfolio was named FlexFee™ High Yield Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

abfunds.com	AB MUNICIPAL INCOME FUND II | 183

NOTES

184 | AB MUNICIPAL INCOME FUND II	abfunds.com

AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1121

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	January 26, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2022